UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — December 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

February 11, 2021

Dear Shareholder:

The world welcomed 2021 with high hopes for improvement in the global economy and public health. Although COVID-19 infections have reached new levels, distribution of vaccines is underway, boosting optimism about a return to normal in the not-too-distant future. In the United States, new proposals to rebuild the economy are anticipated from the Biden administration. The stock and bond markets started the year in good shape, indicating that investors are willing to look beyond current challenges and see the potential for renewed economic growth.

Putnam continues to employ active strategies that seek superior investment performance for you and your fellow shareholders. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

As always, thank you for investing with Putnam.

Performance summary (as of 12/31/20)

Investment objective

High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk

Net asset value December 31, 2020

Class IA: $11.60	Class IB: $11.46

Total return at net asset value

			Bloomberg
			Barclays U.S.
			Aggregate Bond
(as of 12/31/20)	Class IA shares*	Class IB shares†	Index
1 year	6.00%	5.72%	7.51%
5 years	29.34	27.67	24.24
Annualized	5.28	5.01	4.44
10 years	62.62	58.64	45.76
Annualized	4.98	4.72	3.84
Life	662.77	612.04	610.39
Annualized	6.37	6.15	6.15

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Source: Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license.

Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy of completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2020?

Risk assets experienced a sharp sell-off in March as investors absorbed news about the COVID-19 pandemic and cascading oil prices. To help allay fears and head off weaker growth, central banks and governments around the globe injected vast amounts of monetary and fiscal stimulus into the financial system. For its part, the Federal Reserve [Fed] lowered short-term interest rates effectively to zero and increased asset purchases to provide liquidity across domestic financial markets.

The second quarter saw a massive reversal in market sentiment and major rallies across asset classes. The snapback was fueled by fiscal and monetary stimulus and hopes of businesses reopening. September brought a change in sentiment as the markets digested the upcoming U.S. elections and a lack of another fiscal package. Markets appeared to look past regional spikes in COVID-19 cases. Despite some weakness during the fourth quarter, markets advanced overall, supported by vaccine news and the potential for additional fiscal stimulus under a Biden administration.

How did Putnam VT Income Fund perform in this environment?

For the 12-month reporting period, the fund’s class IA shares rose 6.00%, underperforming the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 7.51%.

What were some holdings that helped performance relative to the benchmark?

Prepayment strategies contributed most to performance in 2020. Although the falling rate environment led to a surge in refinancing activity and faster prepayment speeds during the middle of the year, the pace of prepayments leveled off by the fall. This benefited our positioning in the mortgage basis. Mortgage basis is a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year U.S. Treasuries.

The fund’s interest-rate and yield-curve positionings also contributed, albeit more modestly. The falling interest-rate environment was positive for our overweight duration posture, particularly during the sharp sell-off in March. [Duration is a measure of the portfolio’s interest-rate sensitivity.]

What were some holdings that detracted from performance relative to the benchmark?

The fund’s mortgage credit holdings were a meaningful detractor during the year despite recovering in the fourth quarter of 2020. Most of this underperformance came in March, when the market experienced extreme stress. The fund’s exposure across the commercial mortgage credit market, including CMBX, a group of tradeable indexes that each reference a basket of 25 commercial mortgage-backed securities [CMBS] issued in a particular year, and CMBS cash bonds were particularly challenged. Social distancing measures created headwinds for commercial properties, particularly for malls and hotels. While there continues to be a degree of negative sentiment toward these property types, the availability of COVID-19 vaccines has sparked optimism that social-distancing measures could be eased meaningfully by the middle of 2021.

What is your near-term outlook?

Looking into 2021, we believe that investors are likely to focus on vaccine rollouts, corporate earnings, and any changes in the Fed’s outlook to see if that optimism remains justified. With regard to interest rates, we think measures by the Fed and other central banks to shore up marketplace liquidity amid the COVID-19 crisis may keep U.S. interest rates range bound for an extended period of time.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

2 Putnam VT Income Fund

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/20 to 12/31/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/19	0.57%	0.82%
Annualized expense ratio for the six-month
period ended 12/31/20*	0.57%	0.82%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/20		ended 12/31/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.90	$4.17	$2.90	$4.17
Ending value
(after
expenses)	$1,027.50	$1,025.00	$1,022.27	$1,021.01

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2021

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Income Fund 5

The fund’s portfolio 12/31/20

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (78.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.0%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$1,022,780	$1,125,683
4.70%, with due dates from 5/20/67 to 8/20/67	286,021	330,391
4.611%, 6/20/67	80,904	92,233
4.511%, 3/20/67	97,048	111,362
4.50%, TBA, 1/1/51	1,000,000	1,073,125
4.50%, 5/20/48	221,294	244,332
4.00%, TBA, 1/1/51	4,000,000	4,264,062
4.00%, with due dates from 2/20/48 to 5/20/48	1,272,393	1,397,671
3.50%, TBA, 1/1/51	6,000,000	6,359,063
3.50%, with due dates from 11/15/47
to 11/20/49	2,952,136	3,266,382
3.00%, TBA, 1/1/51	1,000,000	1,045,703
		19,310,007
U.S. Government Agency Mortgage Obligations (70.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	574,931	645,338
4.00%, 9/1/45	715,552	794,673
3.50%, with due dates from 8/1/43 to 2/1/47	2,088,916	2,269,973
3.00%, with due dates from 3/1/43 to 6/1/46	977,653	1,051,091
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 3/1/38	6,400	7,377
4.50%, with due dates from 7/1/44 to 5/1/45	970,250	1,080,620
4.00%, with due dates from 9/1/45 to 6/1/46	1,111,942	1,226,539
3.50%, with due dates from 6/1/56 to 9/1/57	3,264,979	3,634,105
3.50%, with due dates from 7/1/43 to 1/1/47	1,009,226	1,087,259
3.00%, with due dates from 9/1/42 to 3/1/47	3,758,888	4,074,245
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/51	2,000,000	2,246,562
5.50%, TBA, 1/1/51	2,000,000	2,235,312
4.50%, TBA, 1/1/51	4,000,000	4,335,000
4.00%, TBA, 1/1/51	11,000,000	11,746,797
3.50%, TBA, 1/1/51	15,000,000	15,860,157
3.00%, TBA, 1/1/51	6,000,000	6,286,875
2.50%, TBA, 2/1/51	10,000,000	10,523,828
2.50%, TBA, 1/1/51	19,000,000	20,030,157
2.00%, TBA, 2/1/51	31,000,000	32,161,288
2.00%, TBA, 1/1/51	38,000,000	39,484,375
1.50%, TBA, 1/1/51	9,000,000	9,094,219
		169,875,790
Total U.S. government and agency mortgage
obligations (cost $187,299,350)		$189,185,797

MORTGAGE-BACKED SECURITIES (43.5%)*	Principal amount	Value

Agency collateralized mortgage obligations (14.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x
1 Month US LIBOR) + 25.79%), 25.155%, 4/15/37	$134,341	$248,531
REMICs IFB Ser. 2976, Class LC, ((-3.667 x
1 Month US LIBOR) + 24.42%), 23.838%, 5/15/35	21,246	35,056
REMICs IFB Ser. 3072, Class SM, ((-3.667 x
1 Month US LIBOR) + 23.80%), 23.215%, 11/15/35	94,189	167,657
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month
US LIBOR) + 19.86%), 19.384%, 3/15/35	167,031	233,843
REMICs IFB Ser. 2990, Class LB, ((-2.556 x
1 Month US LIBOR) + 16.95%), 16.54%, 6/15/34	68,290	83,314

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x
1 Month US LIBOR) + 6.70%), 6.541%, 2/15/41	$635,164	$60,785
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x
1 Month US LIBOR) + 6.20%), 6.041%, 12/15/47	1,698,528	311,766
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.902%, 1/25/50	10,061,268	1,548,776
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.902%, 9/25/49	1,347,081	179,294
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.891%, 6/15/42	1,450,944	152,050
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.841%, 5/15/41	192,785	210,840
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	832,933	109,886
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	550,801	55,080
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	288,005	35,866
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	235,533	19,110
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	12,001	16
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	3,038,140	423,456
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	6,516,837	876,658
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	8,018,072	968,270
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	824,169	75,282
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	532,694	64,339
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	844,135	96,377
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	654,115	6,365
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	1,073,138	41,281
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	721,518	74,220
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,520,328	119,255
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,585,767	147,950
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	600,702	37,604
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	597,514	34,126
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	566,721	537,501
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,451	3,140
REMICs Ser. 3391, PO, zero %, 4/15/37	20,992	19,627
REMICs Ser. 3300, PO, zero %, 2/15/37	23,897	22,344
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	4,438	4,172
REMICs Ser. 3210, PO, zero %, 5/15/36	7,145	6,930
REMICs Ser. 3326, Class WF, zero %, 10/15/35	5,589	5,072
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR
+ 0.00%), zero %, 2/15/36	6,464	5,817
Strips Ser. 315, PO, zero %, 9/15/43	1,499,917	1,386,638
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 39.012%, 7/25/36	77,367	148,544
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x
1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	111,019	196,369
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x
1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	72,288	127,228
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x
1 Month US LIBOR) + 23.10%), 22.582%, 11/25/35	106,700	155,782
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month
US LIBOR) + 20.25%), 19.806%, 8/25/35	67,509	94,146
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x
1 Month US LIBOR) + 20.12%), 19.665%, 12/25/35	90,050	130,572
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 17.009%, 11/25/34	15,227	18,273
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month
US LIBOR) + 12.90%), 12.604%, 5/25/40	99,274	121,114
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x
1 Month US LIBOR) + 6.40%), 6.252%, 4/25/40	496,927	97,119
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x
1 Month US LIBOR) + 6.25%), 6.102%, 10/25/50	9,146,832	1,849,032

6 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.15%), 6.002%, 1/25/48	$2,069,448	$415,233
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.952%, 2/25/49	4,035,048	802,450
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.952%, 1/25/49	1,693,040	207,397
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x
1 Month US LIBOR) + 6.10%), 5.952%, 12/25/46	2,066,790	403,747
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.902%, 3/25/50	1,939,719	386,353
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x
1 Month US LIBOR) + 6.05%), 5.902%, 3/25/46	4,046,123	696,750
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,525,289	261,186
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	1,112,002	124,489
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	353,160	10,884
REMICs Ser. 12-124, Class UI, IO,
4.00%, 11/25/42	1,874,700	244,333
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	625,908	61,681
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	673,091	36,328
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	544,956	33,577
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	445,179	51,019
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	4,090,924	602,307
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	555,279	50,538
REMICs Ser. 12-144, Class KI, IO,
3.00%, 11/25/42	1,476,943	78,266
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	570,069	25,269
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	579,494	18,728
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	280,177	7,472
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	297,127	9,298
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,257,398	36,263
Interest Strip Ser. 372, Class 1, PO, zero %,
8/25/36	14,154	13,468
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	5,956	5,839
Government National Mortgage Association
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.048%, 12/20/42	2,015,641	416,129
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.047%, 9/16/44	877,533	253,281
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	638,977	97,418
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 5.998%, 10/20/49	3,449,870	461,654
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 5.998%, 12/20/48	2,395,900	448,591
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 5.998%, 9/20/43	284,683	58,494
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.948%, 3/20/50	2,441,265	373,552
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.948%, 1/20/50	2,087,969	323,635
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.948%, 7/20/49	2,569,311	383,393
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.948%, 7/20/49	2,400,623	401,264
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.948%, 2/20/49	2,054,157	402,574
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.948%, 11/20/48	1,889,523	266,061
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.898%, 4/20/50	4,594,762	659,578
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.898%, 2/20/50	143,682	17,356

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.898%, 2/20/50	$6,679,185	$1,125,234
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.898%, 4/20/49	1,883,750	240,498
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.898%, 2/20/49	1,696,650	241,773
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.898%, 2/20/41	1,158,135	203,100
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.897%, 9/16/49	1,846,367	452,623
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.848%, 10/20/49	176,154	49,734
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	549,631	98,224
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	41,014	5,112
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	816,676	163,224
Ser. 14-180, IO, 5.00%, 12/20/44	1,580,947	293,708
Ser. 14-76, IO, 5.00%, 5/20/44	471,056	78,488
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	647,127	102,529
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	381,297	67,680
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	4,922	427
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	245,074	44,127
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,995,767	376,082
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,049,729	190,925
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	748,526	122,676
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	164,017	13,969
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	191,405	15,402
Ser. 12-129, IO, 4.50%, 11/16/42	506,134	92,410
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	388,715	62,479
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	380,610	58,538
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	507,890	93,086
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	2,088,262	224,666
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,045,212	142,692
Ser. 15-94, IO, 4.00%, 7/20/45	217,311	38,029
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	149,011	10,606
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,146,105	206,299
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	992,826	67,944
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,299,516	182,711
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	456,204	35,328
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	502,744	48,714
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	803,640	117,589
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	2,645,043	441,405
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	455,140	39,677
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	287,506	7,025
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	2,864,006	332,826
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	369,798	26,012
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	689,880	44,842
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	692,234	24,682
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	376,620	2,253
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	411,118	38,333
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	288,167	27,027
Ser. 12-136, IO, 3.50%, 11/20/42	1,007,609	141,863
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	768,798	127,008
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,107,369	71,713
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	851,805	55,367
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	912,328	34,212
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	1,148,254	82,046
Ser. 16-H06, Class AI, IO, 3.231%, 2/20/66	3,003,484	245,712
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	400,577	21,030
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	268,699	6,717
Ser. 16-H02, Class HI, IO, 2.92%, 1/20/66 W	6,392,117	419,962

Putnam VT Income Fund 7

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H18, Class CI, IO, 2.873%, 9/20/67 W	$2,352,488	$283,676
Ser. 19-H02, Class DI, IO, 2.831%, 11/20/68 W	3,774,080	375,927
Ser. 16-H04, Class KI, IO, 2.808%, 2/20/66 W	2,688,400	163,572
Ser. 15-H13, Class AI, IO, 2.633%, 6/20/65 W	3,710,828	296,093
Ser. 17-H12, Class QI, IO, 2.627%, 5/20/67 W	2,826,829	262,898
FRB Ser. 15-H16, Class XI, IO, 2.464%, 7/20/65 W	1,363,580	125,995
Ser. 16-H23, Class NI, IO, 2.371%, 10/20/66 W	6,165,707	564,779
Ser. 15-H04, Class AI, IO, 2.267%, 12/20/64 W	2,874,685	193,837
Ser. 17-H08, Class NI, IO, 2.244%, 3/20/67 W	3,251,038	292,593
Ser. 16-H24, Class JI, IO, 2.198%, 11/20/66 W	1,211,617	121,042
Ser. 17-H10, Class MI, IO, 2.153%, 4/20/67 W	3,284,206	252,555
Ser. 16-H11, Class HI, IO, 2.102%, 1/20/66 W	3,026,226	203,976
Ser. 15-H15, Class JI, IO, 1.959%, 6/20/65 W	1,660,151	143,603
Ser. 15-H25, Class CI, IO, 1.908%, 10/20/65 W	1,967,119	152,845
Ser. 17-H09, Class DI, IO, 1.905%, 3/20/67 W	3,150,691	253,322
Ser. 15-H12, Class AI, IO, 1.864%, 5/20/65 W	2,621,838	185,015
Ser. 16-H27, Class BI, IO, 1.858%, 12/20/66 W	1,446,106	136,339
Ser. 15-H20, Class AI, IO, 1.83%, 8/20/65 W	1,291,489	101,898
Ser. 15-H10, Class CI, IO, 1.805%, 4/20/65 W	1,558,451	116,669
Ser. 15-H12, Class GI, IO, 1.802%, 5/20/65 W	2,653,963	208,867
Ser. 17-H14, Class EI, IO, 1.764%, 6/20/67 W	4,409,562	318,460
Ser. 15-H12, Class EI, IO, 1.71%, 4/20/65 W	3,120,378	232,468
Ser. 15-H09, Class BI, IO, 1.689%, 3/20/65 W	1,825,226	126,694
Ser. 16-H14, IO, 1.688%, 6/20/66 W	3,489,498	224,636
Ser. 15-H25, Class AI, IO, 1.618%, 9/20/65 W	2,607,525	180,441
Ser. 15-H01, Class CI, IO, 1.617%, 12/20/64 W	1,943,983	77,614
Ser. 15-H22, Class EI, IO, 1.611%, 8/20/65 W	1,038,622	43,103
Ser. 15-H17, Class CI, IO, 1.582%, 6/20/65 W	2,253,094	87,361
Ser. 15-H28, Class DI, IO, 1.555%, 8/20/65 W	2,243,353	144,974
Ser. 14-H11, Class GI, IO, 1.482%, 6/20/64 W	5,250,641	342,111
Ser. 14-H07, Class BI, IO, 1.475%, 5/20/64 W	5,014,219	354,439
Ser. 14-H08, Class CI, IO, 1.469%, 3/20/64 W	2,883,113	132,159
Ser. 10-H19, Class GI, IO, 1.41%, 8/20/60 W	2,922,941	154,486
Ser. 10-151, Class KO, PO, zero %, 6/16/37	72,096	66,960
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,548	1,393
		34,871,466
Commercial mortgage-backed securities (18.0%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.359%, 9/15/48 W	275,000	275,165
FRB Ser. 15-UBS7, Class XA, IO,
0.795%, 9/15/48 W	18,307,521	596,093
FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49 W	78,944	1
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B,
5.482%, 11/10/42 W	399,820	303,863
Bank FRB Ser. 18-BN13, Class XA, IO,
0.507%, 8/15/61 W	8,181,240	222,317
Barclays Commercial Mortgage Trust FRB
Ser. 19-C4, Class XA, IO, 1.596%, 8/15/52 W	6,143,612	656,056
Bear Stearns Commercial Mortgage Securities
Trust FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45 W	534,000	419,190
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.518%,
3/11/39 (In default) † W	232,440	166,194
FRB Ser. 06-PW14, Class X1, IO,
0.557%, 12/11/38 W	103,422	1,065
Cantor Commercial Real Estate Lending FRB
Ser. 19-CF1, Class XA, IO, 1.141%, 5/15/52 W	7,250,511	523,160

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.739%, 12/15/47 W	$131,000	$132,310
FRB Ser. 11-C2, Class E, 5.739%, 12/15/47 W	597,000	570,145
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.368%, 9/15/48 W	552,000	530,076
FRB Ser. 14-GC19, Class XA, IO,
1.139%, 3/10/47 W	9,543,170	287,727
FRB Ser. 13-GC17, Class XA, IO,
1.027%, 11/10/46 W	3,655,360	89,991
FRB Ser. 14-GC23, Class XA, IO,
0.94%, 7/10/47 W	18,723,718	541,879
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	730,142
FRB Ser. 12-GC8, Class XA, IO, 1.751%, 9/10/45 W	2,933,799	59,847
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.96%, 3/10/47 W	224,000	234,168
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47 W	912,000	913,807
FRB Ser. 14-UBS4, Class C, 4.644%, 8/10/47 W	283,000	294,503
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51 W	594,000	619,841
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47 W	70,000	68,242
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	307,766
FRB Ser. 14-LC15, Class XA, IO,
1.087%, 4/10/47 W	5,543,833	157,999
FRB Ser. 14-CR19, Class XA, IO,
0.975%, 8/10/47 W	4,782,737	133,631
FRB Ser. 13-CR11, Class XA, IO,
0.92%, 8/10/50 W	8,070,111	173,661
FRB Ser. 15-CR23, Class XA, IO,
0.892%, 5/10/48 W	4,901,683	151,300
FRB Ser. 14-UBS6, Class XA, IO,
0.887%, 12/10/47 W	8,418,815	222,231
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.319%, 5/15/45 W	115,000	68,789
FRB Ser. 13-CR13, Class E, 4.886%, 11/10/46 W	123,000	81,129
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47 W	198,000	182,221
FRB Ser. 14-CR19, Class D, 4.711%, 8/10/47 W	178,000	164,779
FRB Ser. 13-CR6, Class D, 4.09%, 3/10/46 W	205,000	170,897
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	207,006
FRB Ser. 12-LC4, Class XA, IO,
2.097%, 12/10/44 W	3,905,433	48,322
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.719%, 9/15/39 W	12,006	11,993
FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49 W	3,167,438	32
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	400,000	457,912
FRB Ser. 15-C4, Class B, 4.313%, 11/15/48 W	446,000	489,755
FRB Ser. 15-C1, Class C, 4.264%, 4/15/50 W	262,000	251,128
FRB Ser. 19-C16, Class XA, IO, 1.565%, 6/15/52 W	4,813,406	504,073
FRB Ser. 15-C3, Class XA, IO, 0.718%, 8/15/48 W	15,348,705	406,741
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.764%, 4/15/50 W	502,000	332,330
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO,
0.758%, 12/15/49 W	7,472,411	231,981
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class C, 5.487%, 7/10/44 W	313,000	313,470
FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44 W	386,000	364,230
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX,
IO, 1.816%, 9/27/28 W	3,008,000	354,456

8 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates
FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30 W	$4,617,768	$547,483
Multifamily Structured Pass-Through Certificates
FRB Ser. K104, Class X1, IO, 1.127%, 1/25/30 W	3,096,363	275,087
FREMF Mortgage Trust 144A FRB Ser. 19-KF66,
Class B, (1 Month US LIBOR + 2.40%),
2.553%,7/25/29	353,811	349,171
GS Mortgage Securities Corp., II FRB
Ser. 13-GC10, Class XA, IO, 1.489%, 2/10/46 W	5,727,886	156,971
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	339,000	344,382
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47 W	584,000	481,800
Ser. 13-GC12, Class B, 3.777%, 6/10/46 W	549,000	574,331
FRB Ser. 13-GC12, Class XA, IO,
1.407%, 6/10/46 W	3,639,171	95,761
FRB Ser. 14-GC18, Class XA, IO,
1.005%, 1/10/47 W	5,330,244	126,327
FRB Ser. 14-GC22, Class XA, IO,
0.98%, 6/10/47 W	15,872,560	388,878
FRB Ser. 15-GS1, Class XA, IO,
0.762%, 11/10/48 W	19,939,014	676,790
FRB Ser. 13-GC13, Class XA, IO,
0.073%, 7/10/46 W	111,199,962	227,048
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.982%, 8/10/43 W	730,000	109,560
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	575,000	218,500
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45 W	481,000	492,403
FRB Ser. 11-GC5, Class XA, IO, 1.323%, 8/10/44 W	5,304,961	6,286
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.197%, 11/15/45 W	246,000	240,724
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	338,340
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45 W	250,000	246,748
FRB Ser. 14-C25, Class XA, IO,
0.846%, 11/15/47 W	3,154,051	85,377
FRB Ser. 14-C22, Class XA, IO, 0.83%, 9/15/47 W	10,260,227	259,816
FRB Ser. 13-C17, Class XA, IO, 0.743%, 1/15/47 W	2,535,589	47,781
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.702%, 8/15/46 W	441,000	249,215
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	715,000	447,463
FRB Ser. 14-C19, Class C19, 4.676%, 4/15/47 W	192,000	163,200
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	248,315
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 17-C7, Class C, 4.179%, 10/15/50 W	211,000	227,880
FRB Ser. 17-C5, Class XA, IO, 0.932%, 3/15/50 W	4,599,444	207,619
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	367,852	333,619
FRB Ser. 13-C16, Class C, 5.027%, 12/15/46 W	184,000	194,015
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	284,902
FRB Ser. 16-JP2, Class XA, IO, 1.797%, 8/15/49 W	2,382,374	192,513
FRB Ser. 12-LC9, Class XA, IO,
1.492%, 12/15/47 W	3,309,775	75,628
FRB Ser. 13-LC11, Class XA, IO,
1.247%, 4/15/46 W	3,434,459	78,997
FRB Ser. 13-C16, Class XA, IO,
0.924%, 12/15/46 W	4,904,180	106,866
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45 W	206,733	2
FRB Ser. 07-LDPX, Class X, IO, 0.052%, 1/15/49 W	1,171,462	12

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.169%, 2/12/51 W	$350,000	$105,000
FRB Ser. 10-C1, Class C, 6.016%, 6/15/43 W	67,339	67,339
FRB Ser. 11-C3, Class D, 5.696%, 2/15/46 W	248,000	138,042
FRB Ser. 11-C3, Class F, 5.696%, 2/15/46 W	635,000	146,193
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45 W	588,000	288,120
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	491,000	471,642
FRB Ser. 12-C8, Class D, 4.67%, 10/15/45 W	413,000	347,864
FRB Ser. 12-C8, Class C, 4.622%, 10/15/45 W	601,000	498,159
FRB Ser. 12-LC9, Class D, 4.419%, 12/15/47 W	127,000	121,714
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	309,485
Ladder Capital Commercial Mortgage Trust 144A
FRB Ser. 17-LC26, Class XA, IO, 1.416%, 7/12/50 W	6,319,274	419,037
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2,
Class XW, IO, 0.147%, 2/15/40 W	59,721	6
LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class XCL, IO, 0.147%, 2/15/40 W	1,300,838	123
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 06-C4, Class X, IO, 5.694%, 7/15/45 W	21,835	—
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.543%, 12/12/49 W	837,143	2,286
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47 W	266,000	287,461
FRB Ser. 13-C7, Class XA, IO, 1.329%, 2/15/46 W	7,669,141	156,006
FRB Ser. 14-C17, Class XA, IO, 1.076%, 8/15/47 W	3,255,670	84,950
FRB Ser. 15-C25, Class XA, IO,
1.053%, 10/15/48 W	4,327,056	166,930
FRB Ser. 15-C26, Class XA, IO,
1.017%, 10/15/48 W	4,637,485	172,862
FRB Ser. 13-C12, Class XA, IO,
0.589%, 10/15/46 W	10,479,204	139,503
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.352%, 8/15/46 W	319,000	28,710
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	893,000	648,028
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46 W	273,000	86,673
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	172,018
FRB Ser. 13-C13, Class XB, IO,
0.152%, 11/15/46 W	55,988,000	207,156
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO,
1.048%, 11/15/49 W	3,895,113	167,098
FRB Ser. 16-UB12, Class XA, IO,
0.748%, 12/15/49 W	10,121,222	312,709
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C1, Class D, 5.563%, 9/15/47 W	336,000	335,530
FRB Ser. 11-C1, Class E, 5.563%, 9/15/47 W	356,000	354,699
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49 W	366,000	369,244
FRB Ser. 11-C3, Class E, 5.244%, 7/15/49 W	252,000	189,057
FRB Ser. 12-C4, Class XA, IO, 2.06%, 3/15/45 W	1,784,259	26,735
Multifamily Connecticut Avenue Securities
Trust 144A
FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	403,000	391,702
FRB Ser. 19-01, Class M10, 3.398%, 10/15/49	550,000	512,397
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	859,373	9
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	246,000	250,689
Ser. 18-C8, Class B, 4.567%, 2/15/51 W	471,000	547,129
Ser. 19-C17, Class C, 3.758%, 10/15/52 W	526,000	527,462

Putnam VT Income Fund 9

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
UBS Commercial Mortgage Trust
FRB Ser. 19-C17, Class XA, IO,
1.487%, 10/15/52 W	$4,375,287	$440,339
FRB Ser. 17-C7, Class XA, IO, 1.034%, 12/15/50 W	5,209,531	274,968
FRB Ser. 18-C12, Class XA, IO, 0.819%, 8/15/51 W	5,177,623	265,755
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.569%, 5/10/45 W	354,000	346,824
FRB Ser. 12-C1, Class D, 5.569%, 5/10/45 W	352,000	253,631
FRB Ser. 12-C1, Class XA, IO, 2.059%, 5/10/45 W	3,443,433	54,549
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.03%, 8/10/49 W	596,000	586,478
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	629,000	131,779
FRB Ser. 12-C2, Class E, 4.888%, 5/10/63 W	816,000	784,266
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	234,000	233,579
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45 W	327,000	330,631
Ser. 13-C6, Class E, 3.50%, 4/10/46	175,000	124,164
FRB Ser. 12-C2, Class XA, IO, 1.289%, 5/10/63 W	9,844,437	150,334
FRB Ser. 13-C6, Class XA, IO, 1.106%, 4/10/46 W	5,313,621	101,288
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.05%, 1/10/45 W	336,000	296,911
Wachovia Bank Commercial Mortgage Trust FRB
Ser. 06-C29, IO, 0.265%, 11/15/48 W	686,844	21
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53 W	516,000	568,372
FRB Ser. 19-C50, Class XA, IO, 1.418%, 5/15/52 W	4,987,586	463,786
FRB Ser. 17-C41, Class XA, IO,
1.209%, 11/15/50 W	3,367,478	208,524
FRB Ser. 14-LC16, Class XA, IO,
1.089%, 8/15/50 W	7,697,390	232,573
FRB Ser. 18-C43, Class XA, IO,
0.674%, 3/15/51 W	13,201,694	533,845
FRB Ser. 15-LC20, Class XB, IO,
0.483%, 4/15/50 W	13,766,000	268,437
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	91,628
WF-RBS Commercial Mortgage Trust
Ser. 14-C22, Class B, 4.371%, 9/15/57 W	379,000	409,830
FRB Ser. 14-C24, Class XA, IO,
0.833%, 11/15/47 W	6,318,777	151,982
FRB Ser. 14-C22, Class XA, IO,
0.805%, 9/15/57 W	15,910,063	370,927
FRB Ser. 13-C14, Class XA, IO,
0.719%, 6/15/46 W	17,524,916	225,577
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.656%, 11/15/44 W	475,000	478,527
FRB Ser. 12-C6, Class C, 5.579%, 4/15/45 W	339,000	348,858
Ser. 11-C4, Class E, 5.193%, 6/15/44 W	55,000	33,252
FRB Ser. 11-C4, Class C, 5.193%, 6/15/44 W	625,000	619,583
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	112,560
FRB Ser. 12-C7, Class D, 4.81%, 6/15/45 W	231,000	89,625
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	270,367
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46 W	919,000	380,847
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45 W	1,274,000	494,588
FRB Ser. 12-C9, Class XA, IO, 1.878%, 11/15/45 W	3,646,501	92,078
FRB Ser. 11-C5, Class XA, IO, 1.673%, 11/15/44 W	3,685,835	19,023
FRB Ser. 12-C10, Class XA, IO,
1.523%, 12/15/45 W	6,129,052	134,686
FRB Ser. 13-C11, Class XA, IO, 1.173%, 3/15/45 W	5,733,291	114,128
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45 W	8,807,000	101,281
		43,363,592

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (11.1%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1,
4.204%, 10/25/48 W	$330,000	$344,839
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
1.813%, 1/26/46 W	422,359	453,560
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2,
(1 Month US LIBOR + 3.35%), 3.498%, 10/25/27
(Bermuda)	1,258,444	1,265,637
BRAVO Residential Funding Trust 144A
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59 W	353,000	371,709
Bunker Hill Loan Depositary Trust 144A FRB
Ser. 20-1, Class A3, 3.395%, 2/25/55 W	332,000	332,514
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%),
0.388%, 6/25/36	210,000	199,869
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2,
(1 Month US LIBOR + 0.30%), 0.448%, 8/25/35	105,998	102,330
COLT Mortgage Loan Trust 144A Ser. 20-2,
Class A2, 3.094%, 3/25/65 W	224,000	232,646
Countrywide Alternative Loan Trust FRB
Ser. 07-OA6, Class A1A, (1 Month US LIBOR
+ 0.14%), 0.288%, 6/25/37	179,219	164,881
Credit Suisse Mortgage Trust 144A FRB
Ser. 20-RPL3, Class A1, 2.691%, 3/25/60 W	253,093	253,689
Deephaven Residential Mortgage Trust 144A
Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	256,700
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.30%), 3.448%, 4/25/29 (Bermuda)	191,000	188,714
FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 1.848%, 11/25/28 (Bermuda)	216,801	214,698
Ellington Financial Mortgage Trust 144A FRB
Ser. 20-1, Class A2, 3.353%, 5/25/65 W	179,000	182,707
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (1 Month US LIBOR
+ 6.35%), 6.498%, 9/25/28	941,791	998,169
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.298%, 11/25/28	503,707	528,459
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA3, Class M3, (1 Month US LIBOR
+ 5.00%), 5.148%, 12/25/28	566,708	592,759
Seasoned Credit Risk Transfer Trust Ser. 19-3,
Class M, 4.75%, 10/25/58 W	370,000	384,549
Structured Agency Credit Risk Debt FRN
Ser. 14-DN4, Class M3, (1 Month US LIBOR
+ 4.55%), 4.698%, 10/25/24	219,061	223,587
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, (1 Month US LIBOR
+ 4.15%), 4.298%, 1/25/25	313,284	316,035
Structured Agency Credit Risk Debt FRN
Ser. 14-HQ2, Class M3, (1 Month US LIBOR
+ 3.75%), 3.898%, 9/25/24	247,159	253,463
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (1 Month US LIBOR
+ 3.60%), 3.748%, 4/25/24	256,212	254,630
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2B, (1 Month US LIBOR
+ 3.55%), 3.698%, 8/25/29	301,000	306,927
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA2, Class M2, (1 Month US LIBOR
+ 2.65%), 2.798%, 12/25/29	556,704	557,586

10 Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 18-HQA1, Class M2, (1 Month US LIBOR
+ 2.30%), 2.448%, 9/25/30	$157,848	$156,966
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class M2, (1 Month US LIBOR
+ 1.80%), 1.948%, 7/25/30	166,107	164,030
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class B1, (1 Month US LIBOR
+ 4.65%), 4.798%, 1/25/49	400,000	407,524
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	235,000	244,045
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B1, (1 Month US LIBOR
+ 4.35%), 4.498%, 3/25/49	90,000	90,821
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B1, (1 Month US LIBOR
+ 3.90%), 4.048%, 9/25/48	70,000	70,733
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 3.848%, 12/25/30	310,000	311,960
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.248%, 3/25/50	411,000	413,072
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.798%, 1/25/49	399,012	395,728
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.598%, 3/25/49	755,775	751,996
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 2.498%, 2/25/49	150,575	150,036
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.448%, 10/25/48	122,800	120,680
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA2, Class M2, (1 Month US LIBOR
+ 2.15%), 2.298%, 12/25/30	254,000	251,164
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA1, Class M2, (1 Month US LIBOR
+ 1.90%), 2.048%, 1/25/50	1,238,000	1,230,555
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%),
6.148%, 9/25/28	447,709	472,823
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%),
6.048%, 10/25/28	581,795	611,552
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%),
5.848%, 4/25/28	64,636	68,965
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%),
5.698%, 4/25/28	82,971	87,109
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%),
5.448%, 10/25/28	938,113	986,890
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%),
5.148%, 7/25/25	132,891	135,651
Connecticut Avenue Securities FRB Ser. 16-C04,
Class 1M2, (1 Month US LIBOR + 4.25%),
4.398%, 1/25/29	32,857	34,133

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1B1, (1 Month US LIBOR + 4.00%),
4.148%, 5/25/30	$250,000	$250,497
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%),
3.698%, 7/25/29	305,909	314,696
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1M2, (1 Month US LIBOR + 3.00%),
3.148%, 10/25/29	320,180	322,998
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%),
2.948%, 2/25/30	68,270	68,607
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%),
2.698%, 12/25/30	417,707	417,327
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%),
2.498%, 1/25/31	74,002	74,141
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1M2, (1 Month US LIBOR + 2.25%),
2.398%, 7/25/30	218,694	217,615
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1EB1, (1 Month US LIBOR + 1.25%),
1.398%, 7/25/29	210,000	213,827
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 1EB2, (1 Month US LIBOR + 1.00%),
1.148%, 5/25/30	532,000	527,992
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1B1, (1 Month US LIBOR + 5.75%),
5.898%, 7/25/29	208,000	223,811
Connecticut Avenue Securities Trust FRB
Ser. 19-R02, Class 1B1, (1 Month US LIBOR
+ 4.15%), 4.298%, 8/25/31	59,000	59,571
Connecticut Avenue Securities Trust FRB
Ser. 19-R01, Class 2M2, (1 Month US LIBOR
+ 2.45%), 2.598%, 7/25/31	103,986	103,921
Connecticut Avenue Securities Trust FRB
Ser. 19-HRP1, Class M2, (1 Month US LIBOR
+ 2.15%), 2.298%, 11/25/39	233,803	229,654
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1M2, (1 Month US LIBOR
+ 2.05%), 2.198%, 1/25/40	517,000	513,106
Connecticut Avenue Securities Trust FRB
Ser. 20-R02, Class 2M2, (1 Month US LIBOR
+ 2.00%), 2.148%, 1/25/40	465,000	461,731
Connecticut Avenue Securities Trust FRB
Ser. 19-R05, Class 1M2, (1 Month US LIBOR
+ 2.00%), 2.148%, 7/25/39	68,889	68,678
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3,
2.935%, 4/25/65	177,928	178,211
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1,
(1 Month US LIBOR + 1.60%), 1.748%, 10/25/28
(Bermuda)	73,096	72,302
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2,
Class A2, 4.25%, 1/25/59	250,000	249,500
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.976%, 8/26/47 W	180,000	173,169
New Residential Mortgage Loan Trust 144A FRB
Ser. 20-NQM2, Class A2, 3.20%, 5/24/60 W	212,000	218,961

Putnam VT Income Fund 11

MORTGAGE-BACKED
SECURITIES (43.5%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, (1 Month US LIBOR + 1.80%),
1.948%, 9/25/34	$160,581	$153,802
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A,
Class M2, (1 Month US LIBOR + 2.85%), 2.998%,
7/25/28 (Bermuda)	380,000	367,401
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR
+ 3.20%), 3.348%, 2/25/29 (Bermuda)	150,000	147,556
FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 2.848%, 3/25/28 (Bermuda)	200,000	200,038
Residential Mortgage Loan Trust 144A Ser. 20-2,
Class A3, 2.911%, 5/25/60 W	464,000	478,459
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class A2, 3.97%, 4/25/60 W	889,000	925,123
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 1.048%, 11/25/34	159,868	159,817
Towd Point Mortgage Trust 144A Ser. 18-5,
Class M1, 3.25%, 7/25/58 W	153,000	162,579
Verus Securitization Trust 144A Ser. 20-INV1,
Class A3, 3.889%, 3/25/60 W	100,000	105,746
Visio Trust 144A Ser. 19-1, Class A3,
3.825%, 6/25/54 W	653,629	678,353
Vista Point Securitization Trust 144A Ser. 20-1,
Class A2, 2.77%, 3/25/65 W	219,000	225,641
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (1 Month US
LIBOR + 0.43%), 1.008%, 10/25/45	1,360,446	1,336,656
FRB Ser. 05-AR17, Class A1B2, (1 Month US
LIBOR + 0.41%), 0.968%, 12/25/45	840,141	742,516
FRB Ser. 05-AR1, Class A2B, (1 Month US
LIBOR + 0.80%), 0.948%, 1/25/45	93,948	92,060
		26,873,160

Total mortgage-backed securities (cost $113,500,093)		$105,108,218

CORPORATE BONDS AND NOTES (28.7%)*	Principal amount	Value

Basic materials (1.0%)
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5.875%, 6/15/21
(Germany)	$50,000	$51,101
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 3.50%, 5/8/24
(Germany)	87,000	94,214
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	50,000	53,654
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	339,000	401,633
Georgia-Pacific, LLC 144A sr. unsec.
sub. notes 2.10%, 4/30/27	280,000	295,611
Glencore Funding, LLC 144A company
guaranty sr. unsec. notes 1.625%, 9/1/25	2,000	2,051
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	122,000	136,515
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	101,000	119,564
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	46,000	62,653
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30
(Canada)	238,000	261,736

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Basic materials cont.
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29
(Canada)	$139,000	$166,205
Nutrition & Biosciences, Inc. 144A sr. unsec.
bonds 3.468%, 12/1/50	57,000	61,918
Nutrition & Biosciences, Inc. 144A sr. unsec.
bonds 2.30%, 11/1/30	100,000	103,002
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	146,000	164,942
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.30%, 5/15/50	50,000	55,278
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	3,000	3,096
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	105,000	149,634
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	55,684
Weyerhaeuser Co. sr. unsec. unsub. notes
7.375%, 3/15/32 R	112,000	167,954
		2,406,445
Capital goods (1.3%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	310,000	353,371
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	177,440
L3Harris Technologies, Inc. sr. unsec.
bonds 1.80%, 1/15/31	805,000	817,187
L3Harris Technologies, Inc. sr. unsec.
notes 3.85%, 12/15/26	144,000	166,394
L3Harris Technologies, Inc. sr. unsec.
sub. notes 4.40%, 6/15/28	89,000	106,718
Northrop Grumman Corp. sr. unsec. bonds
5.25%, 5/1/50	45,000	66,894
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	258,000	291,750
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	136,000	160,528
Oshkosh Corp. sr. unsec. unsub. notes
3.10%, 3/1/30	41,000	44,717
Otis Worldwide Corp. sr. unsec. notes
2.565%, 2/15/30	289,000	310,337
Raytheon Technologies Corp. sr. unsec.
unsub. notes 4.125%, 11/16/28	370,000	441,101
Waste Connections, Inc. sr. unsec.
sub. bonds 3.50%, 5/1/29	159,000	181,363
		3,117,800
Communication services (4.2%)
American Tower Corp. sr. unsec. notes
2.90%, 1/15/30 R	273,000	297,576
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	235,000	254,956
American Tower Corp. sr. unsec.
unsub. bonds 3.375%, 10/15/26 R	25,000	28,084
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	109,000	130,205
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	21,000	25,046
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	413,226
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	1,420,000	1,415,179
AT&T, Inc. 144A sr. unsec. unsub. bonds
2.55%, 12/1/33	441,000	452,086
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	36,000	38,638
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. notes 3.75%, 2/15/28	83,000	93,062

12 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Communication services cont.
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	$304,000	$429,996
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 4.80%, 3/1/50	87,000	103,913
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp.
sr. bonds 3.70%, 4/1/51	230,000	238,844
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	49,000	61,157
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	206,000	260,053
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.40%, 7/15/46	360,000	414,457
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	3,000	4,637
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	380,000	424,256
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	463,000	546,371
Cox Communications, Inc. 144A company
guaranty sr. unsec. bonds 2.95%, 10/1/50	215,000	219,820
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	92,000	104,008
Cox Communications, Inc. 144A sr. unsec.
notes 3.35%, 9/15/26	178,000	200,007
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	32,000	36,881
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	133,000	150,155
Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	27,000	34,690
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	50,000	53,190
Crown Castle International Corp. sr. unsec.
sub. bonds 3.30%, 7/1/30 R	195,000	218,259
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	256,000	281,028
Rogers Communications, Inc. company guaranty sr.
unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	120,426
Sprint Spectrum Co., LLC/Sprint Spectrum Co.
II, LLC/Sprint Spectrum Co. III, LLC 144A
company guaranty sr. notes 3.36%, 9/20/21	90,000	90,847
T-Mobile USA, Inc. 144A company
guaranty sr. bonds 4.50%, 4/15/50	261,000	321,913
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.875%, 4/15/30	221,000	255,962
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.75%, 4/15/27	267,000	304,060
Telefonica Emisiones SA company
guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	260,955
Verizon Communications, Inc. sr. unsec.
unsub. bonds 5.25%, 3/16/37	125,000	169,399
Verizon Communications, Inc. sr. unsec.
unsub. bonds 4.672%, 3/15/55	526,000	700,597
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	106,147
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	550,000	662,327
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	98,000	104,003
		10,026,416

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Consumer cyclicals (2.6%)
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	$304,000	$342,000
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	280,000	305,990
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	310,306
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	133,000	151,429
Amazon.com, Inc. sr. unsec. unsub. notes
1.50%, 6/3/30	381,000	387,480
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	33,346
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	278,000	324,024
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	40,000	40,745
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	134,604
Discovery Communications, LLC company
guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	428,000	490,277
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	135,000	142,843
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	180,000	204,270
Fox Corp. sr. unsec. notes 3.50%, 4/8/30	210,000	238,540
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	101,000	113,712
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	41,482
Global Payments, Inc. sr. unsec. notes
2.90%, 5/15/30	398,000	433,371
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	69,000	73,032
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	80,000	98,300
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	152,000	174,420
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	64,000	73,121
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	253,000	305,574
Marriott International, Inc. sr. unsec.
bonds 4.625%, 6/15/30	139,000	163,114
Marriott International, Inc. sr. unsec.
notes Ser. EE, 5.75%, 5/1/25	78,000	91,237
Moody’s Corp. sr. unsec. bonds 2.55%, 8/18/60	199,000	186,337
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	130,000	148,342
Omnicom Group, Inc. sr. unsec. sub. notes
2.45%, 4/30/30	296,000	314,380
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	97,000	104,518
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	70,000	76,349
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	120,000	118,300
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	198,000	208,890
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	120,175
ViacomCBS, Inc. company guaranty sr. unsec.
bonds 4.20%, 6/1/29	108,000	129,192
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	60,000	65,839

Putnam VT Income Fund 13

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
ViacomCBS, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	$25,000	$28,613
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	2,000	2,410
Walt Disney Co. (The) company guaranty sr. unsec.
bonds 7.75%, 12/1/45	57,000	102,280
Walt Disney Co. (The) company guaranty sr. unsec.
notes 7.75%, 1/20/24	27,000	32,529
		6,311,371
Consumer staples (0.9%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	100,000	113,037
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	309,000	439,359
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	3,000	3,941
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	121,628
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	172,000	212,402
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	353,844
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	20,644	23,945
CVS Pass-Through Trust 144A sr. mtge.
notes 7.507%, 1/10/32	137,805	169,406
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	50,913
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	128,729
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	95,000	133,407
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85%, 11/15/24	6,000	6,671
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	43,025
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	122,927
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	81,000	93,388
Keurig Dr Pepper, Inc. company
guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	37,000	40,201
Kraft Heinz Co. (The) 144A company
guaranty sr. unsec. notes 3.875%, 5/15/27	68,000	73,261
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	134,844
		2,264,928
Energy (1.3%)
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	409,649
BP Capital Markets America, Inc. company
guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	116,000	136,183
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	289,000	341,881
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	153,000	174,866
Diamondback Energy, Inc. company
guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	96,092
Energy Transfer Operating LP company
guaranty sr. unsec. notes 5.875%, 1/15/24	85,000	95,547
Energy Transfer Operating LP company
guaranty sr. unsec. notes 2.90%, 5/15/25	121,000	128,014
Energy Transfer Operating LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	174,000	147,030

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Energy cont.
Energy Transfer Operating LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	$175,000	$206,727
Energy Transfer Operating LP sr. unsec.
unsub. notes 6.50%, 2/1/42	41,000	50,020
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	3,000	4,197
Sabine Pass Liquefaction, LLC sr. bonds 4.20%,
3/15/28	6,000	6,880
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	103,000	121,444
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	254,371
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	162,562
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	86,000	90,779
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.829%, 1/10/30
(France)	335,000	373,315
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	221,000	234,260
		3,033,817
Financials (9.8%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	66,000	75,816
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	269,000	284,293
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	41,000	60,070
Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42	171,000	206,644
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	463,000	501,699
Australia & New Zealand Banking Group, Ltd. 144A
unsec. sub. FRB 2.57%, 11/25/35 (Australia)	445,000	451,952
Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	200,000	233,430
Banco Santander SA sr. unsec.
unsub. notes 4.379%, 4/12/28 (Spain)	200,000	232,781
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	200,000	233,743
Bank of America Corp. jr. unsec.
sub. bonds Ser. JJ, 5.125%, perpetual maturity	284,000	300,303
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	277,463
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	40,000	45,700
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	726,000	771,060
Bank of America Corp. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.76%), 0.977%, 9/15/26	100,000	98,001
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	300,000	436,182
Bank of Montreal unsec. sub. FRN 3.803%,
12/15/32 (Canada)	101,000	114,483
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. bonds 2.85%, 10/15/50	380,000	406,969
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	213,000	281,017
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	45,000	45,306

14 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Financials cont.
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25
(France)	$317,000	$358,341
Cantor Fitzgerald LP 144A unsec. notes
6.50%, 6/17/22	74,000	79,956
Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	256,885
CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/1/26	163,000	192,586
CIT Bank NA sr. unsec. FRN Ser. BKNT,
2.969%, 9/27/25	385,000	403,288
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	109,125
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	221,000	250,835
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	45,000	51,106
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	22,944
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	73,349
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	5,000	6,680
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,011,000	1,195,142
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	81,254
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	278,161
Credit Agricole SA 144A unsec. sub. FRN 4.00%,
1/10/33 (France)	400,000	445,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	245,813
Credit Suisse Group AG 144A sr. unsec. FRN
2.193%, 6/5/26 (Switzerland)	620,000	646,245
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	305,000	366,712
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)	324,000	362,627
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	27,428
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	65,000	65,953
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	235,000	260,539
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	229,000	271,677
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	405,000	462,184
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	135,000	144,371
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	317,000	480,690
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	520,000	591,141
Intercontinental Exchange, Inc. sr. unsec.
bonds 2.65%, 9/15/40	417,000	427,978
Intercontinental Exchange, Inc. sr. unsec.
bonds 1.85%, 9/15/32	208,000	209,794
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	95,418
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH,
4.60%, perpetual maturity	613,000	632,923
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W,
(BBA LIBOR USD 3 Month + 1.00%), 1.221%, 5/15/47	156,000	127,920
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	762,000	959,000

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Financials cont.
JPMorgan Chase & Co. unsec. sub. FRB
2.956%, 5/13/31	$154,000	$168,875
KKR Group Finance Co. VI, LLC 144A company
guaranty sr. unsec. bonds 3.75%, 7/1/29	185,000	215,266
Marsh & McLennan Cos., Inc. sr. unsec.
sub. notes 4.375%, 3/15/29	226,000	275,161
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. bonds 3.729%, 10/15/70	68,000	74,631
MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	459,000	647,190
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	109,942
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	229,949
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	760,000	1,034,621
NatWest Group PLC sr. unsec. unsub. FRB 4.892%,
5/18/29 (United Kingdom)	400,000	479,758
NatWest Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)	200,000	217,008
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	85,048
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	119,000	127,518
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	23,000	24,680
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	66,000	70,703
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	205,000	220,888
Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	5,000	7,729
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	140,000	165,274
Societe Generale SA 144A jr. unsec.
sub. notes 5.375%, 11/18/50 (France)	663,000	702,174
Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	205,000	225,274
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85%, 12/16/39	185,000	291,003
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	203,996
Truist Financial Corp. jr. unsec. sub. FRB
Ser. N, 4.80%, 12/31/99	250,000	264,057
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	508,191
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	278,853
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	129,519
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	610,000	929,607
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)	236,000	301,288
Westpac Banking Corp. unsec. sub. bonds 2.963%,
11/16/40 (Australia)	348,000	370,576
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	146,460
		23,745,216
Health care (3.0%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	815,000	913,367
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25
(acquired 5/12/20, cost $139,567) ∆∆	130,000	144,973
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	205,000	279,629

Putnam VT Income Fund 15

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Health care cont.
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	$100,000	$109,172
Becton Dickinson and Co. sr. unsec. notes
2.823%, 5/20/30	329,000	361,603
Bristol-Myers Squibb Co. sr. unsec.
sub. bonds 2.55%, 11/13/50	515,000	525,787
Bristol-Myers Squibb Co. sr. unsec.
sub. notes 3.40%, 7/26/29	636,000	740,406
Cigna Corp. company guaranty sr. unsec.
unsub. notes 3.75%, 7/15/23	177,000	191,349
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	372,000	471,317
CVS Health Corp. sr. unsec. unsub. notes
3.70%, 3/9/23	12,000	12,838
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	106,371	120,681
DH Europe Finance II Sarl company
guaranty sr. unsec. bonds 3.40%, 11/15/49
(Luxembourg)	219,000	259,259
DH Europe Finance II Sarl company
guaranty sr. unsec. notes 2.60%, 11/15/29
(Luxembourg)	60,000	65,619
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	38,000	44,974
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	85,000	98,606
HCA, Inc. company guaranty sr. sub. bonds
5.50%, 6/15/47	50,000	66,786
HCA, Inc. company guaranty sr. sub. notes
5.00%, 3/15/24	95,000	106,872
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	160,000	199,393
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	347,144
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	141,166
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	32,000	34,080
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30	85,000	88,418
UnitedHealth Group, Inc. sr. unsec.
unsub. bonds 2.90%, 5/15/50	160,000	177,144
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.85%, 6/15/28	247,000	293,676
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.00%, 5/15/30	349,000	370,180
Viatris, Inc. 144A company guaranty sr. unsec.
bonds 4.00%, 6/22/50	250,000	286,422
Viatris, Inc. 144A company guaranty sr. unsec.
notes 2.30%, 6/22/27	223,000	237,410
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	316,000	372,282
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	183,000	189,484
		7,250,037
Technology (2.5%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	340,000	328,769
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	147,000	157,617
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	220,158
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	349,000	478,293
Broadcom, Inc. company guaranty sr. unsec.
bonds 4.15%, 11/15/30	864,000	1,000,306
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	120,000	131,866
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	45,000	68,077

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Technology cont.
Fidelity National Information Services, Inc.
sr. unsec. notes 3.75%, 5/21/29	$158,000	$185,492
Fidelity National Information Services, Inc.
sr. unsec. notes 3.00%, 8/15/26	9,000	10,014
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	122,000	145,214
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	150,000	171,278
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	311,000	370,805
Microchip Technology, Inc. company
guaranty sr. notes 4.333%, 6/1/23	139,000	150,469
Microsoft Corp. sr. unsec. unsub. bonds
2.40%, 8/8/26	545,000	594,588
Microsoft Corp. sr. unsec. unsub. notes
3.70%, 8/8/46	306,000	388,003
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	85,000	104,965
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	635,000	697,825
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	430,000	507,365
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	430,000	419,481
		6,130,585
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	144,000	160,119
		160,119
Utilities and power (2.0%)
AES Corp. (The) 144A sr. unsec. bonds
2.45%, 1/15/31	500,000	506,744
American Electric Power Co., Inc. sr. unsec.
unsub. bonds 3.25%, 3/1/50	100,000	105,471
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	240,000	286,845
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	13,000	17,966
Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	15,000	21,582
Berkshire Hathaway Energy Co. 144A sr. unsec.
bonds 4.25%, 10/15/50	100,000	129,538
Commonwealth Edison Co. sr. mtge. bonds
5.875%, 2/1/33	9,000	12,307
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	87,000	105,508
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	82,314
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	200,872
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	223,000	258,355
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	77,786
El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	234,000	329,528
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	105,210
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	95,000	110,596
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	249,279
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	324,000	377,828
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	43,000	46,869
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	105,273
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	85,000	89,395

16 Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (28.7%)* cont.	Principal amount	Value

Utilities and power cont.
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	$173,000	$200,619
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	139,000	151,392
Oncor Electric Delivery Co., LLC sr. notes
5.75%, 3/15/29	161,000	212,321
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	149,000	151,625
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	265,000	283,854
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	146,171
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	4,000	5,974
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	10,620
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	116,000	131,663
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	122,000	132,118
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (BBA LIBOR USD 3 Month + 2.11%),
2.334%, 5/15/67	328,000	278,800
		4,924,423

Total corporate bonds and notes (cost $61,799,957)		$69,371,157

PURCHASED SWAP OPTIONS OUTSTANDING(6.2%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
3.312/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.312	$30,423,400	$4,784,080
(3.312)/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.312	30,423,400	519,632
(1.315)/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.315	5,423,600	168,240
(1.185)/3 month USD-
LIBOR-BBA/Dec-25	Dec-23/1.185	24,072,200	65,958
(1.1213)/3 month USD-
LIBOR-BBA/Jan-31	Jan-21/1.1213	12,036,100	1,926
Citibank, N.A.
1.629/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	3,638,400	216,703
(1.3175)/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.3175	5,423,600	165,799
(1.232)/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.232	2,410,500	117,994
1.996/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	3,638,400	97,909
1.232/3 month USD-
LIBOR-BBA/Jan-51	Jan-21/1.232	2,410,500	13,451
(1.996)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	3,638,400	146
(1.629)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	3,638,400	4
Goldman Sachs International
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	2,721,900	13,528
(0.43)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/0.43	3,860,600	4,131
0.43/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/0.43	3,860,600	3,899

PURCHASED SWAP OPTIONS OUTSTANDING(6.2%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
1.101/3 month USD-
LIBOR-BBA/Mar-31	Mar-21/1.101	$9,618,100	$191,689
Morgan Stanley & Co. International PLC
2.8025/3 month USD-
LIBOR-BBA/Apr-56	Apr-26/2.8025	9,974,900	3,267,378
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	1,521,315
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	1,051,966
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	1,029,012
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	3,110,300	879,562
(2.8025)/3 month USD-
LIBOR-BBA/Apr-56	Apr-26/2.8025	9,974,900	349,321
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	271,458
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	195,212
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,166,500	373
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	8,508,000	9
Toronto-Dominion Bank
(1.04)/3 month USD-
LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	357,000	70,104
Total purchased swap options outstanding
(cost $10,238,725)		$15,000,799

PURCHASED OPTIONS
OUTSTANDING (0.1%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.00%
TBA commitments
(Call)	Feb-21/$103.31	$29,000,000	$29,000,000	$230,608
Uniform Mortgage-Backed
Securities 30 yr 2.00%
TBA commitments
(Call)	Feb-21/103.34	13,000,000	13,000,000	99,983
Total purchased options outstanding (cost $143,438)				$330,591

ASSET-BACKED SECURITIES (3.0%)*	Principal amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (BBA LIBOR USD 3 Month + 2.90%),
3.107%, 7/25/24	$455,000	$456,138
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1,
3.844%, 3/25/24	660,000	676,698
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR
+ 0.90%), 1.048%, 10/25/53	203,000	203,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.80%), 0.953%, 11/25/53	122,000	122,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 0.948%, 6/25/52	125,000	124,922
Mortgage Repurchase Agreement Financing Trust FRB
Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%),
1.499%, 4/23/23	246,000	246,009

Putnam VT Income Fund 17

ASSET-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value

Mortgage Repurchase Agreement Financing Trust
144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR
+ 1.00%), 1.149%, 8/10/23	$289,000	$290,445
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR
+ 1.45%), 1.95%, 7/21/21	783,000	788,231
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR
+ 1.75%), 1.90%, 4/23/21	460,000	461,249
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR
+ 1.35%), zero %, 7/15/21	769,000	769,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR
+ 1.75%), 1.893%, 9/7/21	528,000	528,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR
+ 1.50%), 1.643%, 10/10/21	497,000	497,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR
+ 1.37%), 1.513%, 12/10/21	493,000	493,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR
+ 1.15%), 1.298%, 6/25/51	509,000	509,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.83%), 0.978%, 3/26/21	535,000	535,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1,
Class A1, 3.25%, 3/25/23 W	580,000	586,616
Total asset-backed securities (cost $7,253,998)		$7,286,308

	Principal amount/
SHORT-TERM INVESTMENTS (19.3%)*	shares		Value

Putnam Short Term Investment Fund
Class P 0.17% L	Shares	31,523,024	$31,523,024
State Street Institutional U.S. Government
Money Market Fund, Premier Class 0.03% P	Shares	1,357,000	1,357,000
U.S. Treasury Bills 0.089%, 2/2/21 # ∆	$3,600,000		3,599,777
U.S. Treasury Bills 0.090%, 1/5/21 # ∆ §	3,500,000		3,500,000
U.S. Treasury Bills 0.082%, 1/19/21 ∆ §	600,000		599,990
U.S. Treasury Bills 0.091%, 2/16/21 # ∆	600,000		599,950
U.S. Treasury Bills 0.087%, 1/26/21 ∆	100,000		99,997
U.S. Treasury Bills 0.079%, 3/18/21 # ∆ §	2,600,000		2,599,631
U.S. Treasury Bills 0.076%, 3/25/21 ∆	2,800,000		2,799,533
Total short-term investments (cost $46,678,694)			$46,678,902

Total investments (cost $426,914,255)			$432,961,772

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv-
ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $241,543,359.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $144,973, or less than 0.1% of net assets.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $850,912 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,268,640 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $543,948 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $169,632,246 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

18 Putnam VT Income Fund

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/20	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond 30 yr
(Long)	42	$7,273,875	$7,273,876	Mar-21	$(68,501)
U.S. Treasury
Bond Ultra 30 yr
(Long)	63	13,454,438	13,454,438	Mar-21	(259,163)
U.S. Treasury
Note 2 yr (Long)	47	10,385,898	10,385,898	Mar-21	9,207
U.S. Treasury
Note 2 yr (Short)	506	111,814,140	111,814,140	Mar-21	(107,873)
U.S. Treasury
Note 5 yr (Long)	83	10,471,617	10,471,617	Mar-21	23,805
U.S. Treasury
Note 5 yr (Short)	1	126,164	126,164	Mar-21	(284)
U.S. Treasury
Note 10 yr
(Long)	103	14,222,047	14,222,047	Mar-21	13,878
U.S. Treasury
Note 10 yr
(Short)	52	7,180,063	7,180,063	Mar-21	(7,023)
U.S. Treasury
Note Ultra 10 yr
(Long)	25	3,908,984	3,908,984	Mar-21	(22,869)
Unrealized appreciation					46,890
Unrealized (depreciation)					(465,713)
Total					$(418,823)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20 (premiums $15,357,863)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	contract
rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
1.5843/3 month
USD-LIBOR-BBA/Jan-51	Jan-21/1.5843	$4,573,700	$2,607
(0.00)/3 month
USD-LIBOR-BBA/Jun-24	Jun-22/0.00	24,072,200	15,647
1.525/3 month
USD-LIBOR-BBA/Jan-51	Jan-21/1.525	10,847,200	69,097
2.074/3 month
USD-LIBOR-BBA/Dec-53	Dec-23/2.074	1,925,800	100,430
3.195/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	295,176
(3.195)/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	5,904,527
Citibank, N.A.
1.805/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	3,638,400	4
(1.242)/3 month
USD-LIBOR-BBA/Apr-51	Apr-21/1.242	1,687,300	38,690
1.5275/3 month
USD-LIBOR-BBA/Jan-51	Jan-21/1.5275	10,847,200	67,470
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	106,184
1.242/3 month
USD-LIBOR-BBA/Apr-51	Apr-21/1.242	1,687,300	112,442
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	125,599
(1.805)/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	3,638,400	313,048

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20
(premiums $15,357,863) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	contract
rate index/Maturity date	date/strike	amount	Value
Goldman Sachs
International
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	$10,887,400	$2,286
2.9425/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	96,357
(2.9425)/3 month
USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	2,297,162
JPMorgan Chase Bank N.A.
1.333/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	485
(1.333)/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,110,300	21,356
(0.968)/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	26,757
(1.07)/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	37,041
3.229/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	59,362
(0.7785)/3 month
USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	19,236,300	73,290
0.968/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	79,910
1.07/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	86,449
(3.229)/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	2,682,968
Morgan Stanley & Co.
International PLC
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	4,666,000	5
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	31,233
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	32,184
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	91,433
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	258,182
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	325,645
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	332,467
2.7875/3 month
USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	445,818
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	806,283
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	1,005,964
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	1,030,753
(2.7875)/3 month
USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	2,954,283
Toronto-Dominion Bank
(1.17)/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	12,440
1.05/3 month
USD-LIBOR-BBA/Mar-27	Mar-25/1.05	4,709,000	40,403

Putnam VT Income Fund 19

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20
(premiums $15,357,863) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	contract
rate index/Maturity date	date/strike	amount	Value
Toronto-Dominion Bank
1.17/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	$323,100	$56,575
UBS AG
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	87,647
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	155,907
Total		$20,281,566

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $143,438)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-
Backed Securities
30 yr 2.00% TBA
commitments (Put)	Feb-21/$103.31	$29,000,000	$29,000,000	$100,369
Uniform Mortgage-
Backed Securities
30 yr 2.00% TBA
commitments (Put)	Feb-21/103.34	13,000,000	13,000,000	45,669
Total				$146,038

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/20
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$12,515,500	$(115,455)	$362,824
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	54,732
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	36,426
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	(6,864)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	3,129,400	(74,167)	(43,624)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(99,183)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(114,892)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(403,312)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	115,509
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	6,817
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	2,407,200	(38,936)	2,118
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	2,407,200	(38,936)	(2,985)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(5,604)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	(16,806)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	5,438,800	(52,688)	(29,859)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(87,728)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	77,184
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(75,519)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	80,493
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	52,292
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	(54,458)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(70,418)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	852,639
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	124,749
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	67,364
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	54,562
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(35,139)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(74,813)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(91,452)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(529,646)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	58,543
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(42,139)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	104,230
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	41,939

20 Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/20 cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Morgan Stanley & Co. International PLC cont.
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	$126,800	$(14,468)	$(13,216)
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(13,947)	(13,953)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(103,145)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	8,508,000	(1,660,606)	(141,913)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(141,695)	129,711
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	39,136
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	31,925
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	23,207
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(21,476)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(22,618)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(35,364)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(35,486)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(46,283)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	5,165,700	(377,742)	(182,246)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	326,087	319,766
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	31,355
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	(20,894)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	10,977,200	87,753	(330,414)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	523,644
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(237,194)
Unrealized appreciation				3,191,165
Unrealized (depreciation)				(2,988,643)
Total				$202,522

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20	Principal	Settlement
(proceeds receivable $50,921,406)	amount	date	Value
Uniform Mortgage-Backed Securities, 2.50%, 1/1/51	$10,000,000	1/14/21	$10,542,188
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	38,000,000	1/14/21	39,484,375
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	1,000,000	1/14/21	1,010,469
Total			$51,037,032

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$499,700	$23,012 E	$(3)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	$23,009
				Quarterly
1,293,200	58,406 E	(7)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(58,413)
					BBA — Quarterly
2,707,100	182,689	(548)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	187,158
				Quarterly
935,900	43,053 E	(160)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	42,893
				Quarterly
1,686,100	68,729 E	(9)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	68,719
				Quarterly
2,475,100	101,380 E	(14)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	101,366
				Quarterly
845,700	58,955 E	(19)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	58,936
				Quarterly
4,004,800	493,123	(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(498,384)
					BBA — Quarterly
4,070,000	505,368	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-	(509,137)
					BBA — Quarterly
1,715,500	406,647 E	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-	(406,647)
					BBA — Quarterly

Putnam VT Income Fund 21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$2,216,500	$113,977 E	$(25)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	$113,952
				Quarterly
185,400	39,053 E	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(39,060)
					BBA — Quarterly
5,041,700	544,322 E	(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(544,393)
					BBA — Quarterly
2,745,300	302,705 E	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	(302,799)
					BBA — Quarterly
1,942,200	68,136 E	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	(68,202)
					BBA — Quarterly
18,776,700	166,887	(52,620)	10/15/21	3 month USD-LIBOR-BBA —	1.316% — Semiannually	156,796
				Quarterly
19,527,800	206,936	(52,096)	10/21/21	3 month USD-LIBOR-BBA —	1.5025% — Semiannually	203,743
				Quarterly
86,100	9,625 E	(3)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-	(9,628)
					BBA — Quarterly
66,300	6,504 E	(2)	1/24/55	3 month USD-LIBOR-BBA —	1.977% — Semiannually	6,502
				Quarterly
14,553,500	78,603	7,969	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-	(84,950)
					BBA — Quarterly
14,553,500	139,626	(27,032)	11/3/21	3 month USD-LIBOR-BBA —	1.331% — Semiannually	138,633
				Quarterly
760,300	38,025 E	(26)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-	37,999
					BBA — Quarterly
1,282,400	19,413 E	(18)	3/4/31	3 month USD-LIBOR-BBA —	1.101% — Semiannually	19,395
				Quarterly
17,631,900	59,331	(66)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-	(94,383)
					BBA — Quarterly
38,133,100	114,895	(144)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-	(141,435)
					BBA — Quarterly
3,934,700	270,007 E	(134)	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	(270,141)
				Quarterly
332,300	22,997 E	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	22,986
					BBA — Quarterly
323,200	48,487 E	(11)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-	48,476
					BBA — Quarterly
226,500	42,939 E	(8)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-	42,932
					BBA — Quarterly
2,515,900	19,010 E	(36)	3/17/32	3 month USD-LIBOR-BBA —	1.03% — Semiannually	(19,046)
				Quarterly
371,700	8,864 E	(5)	3/24/32	3 month USD-LIBOR-BBA —	1.07% — Semiannually	(8,868)
				Quarterly
167,400	8,788 E	(3)	3/24/35	3 month USD-LIBOR-BBA —	0.968% — Semiannually	(8,790)
				Quarterly
1,995,900	64,258 E	(28)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-	64,230
					BBA — Quarterly
206,700	9,738 E	(4)	6/28/37	3 month USD-LIBOR-BBA —	1.168% — Semiannually	(9,742)
				Quarterly
4,005,400	13,911	(32)	7/14/25	3 month USD-LIBOR-BBA —	0.30% — Semiannually	(10,381)
				Quarterly
1,848,600	41,904	(25)	7/15/30	3 month USD-LIBOR-BBA —	0.645% — Semiannually	(37,379)
				Quarterly
4,507,900	16,751	(43)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-	12,858
					BBA — Quarterly
11,391,000	22,520 E	(63)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-	22,457
					BBA — Quarterly
2,850,000	14,056	(23)	8/12/25	3 month USD-LIBOR-BBA —	0.277% — Semiannually	(11,877)
				Quarterly
1,288,500	97,020 E	99,385	9/2/52	3 month USD-LIBOR-BBA —	1.188% — Semiannually	2,365
				Quarterly

22 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,643,300	$10,150	$(34)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-	$9,215
					BBA — Quarterly
9,309,600	4,199	(35)	9/16/22	3 month USD-LIBOR-BBA —	0.214% — Semiannually	9,067
				Quarterly
3,851,300	1,398	(31)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-	(2,932)
					BBA — Quarterly
9,250,000	14,523	4,749	10/16/25	3 month USD-LIBOR-BBA —	0.37% — Semiannually	(7,196)
				Quarterly
5,027,000	75,199	3,497	10/16/30	3 month USD-LIBOR-BBA —	0.75% — Semiannually	(66,322)
				Quarterly
1,122,000	70,094	(3,023)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-	64,911
					BBA — Quarterly
1,141,000	1,697	—	12/7/30	3 month USD-LIBOR-BBA —	0.932% — Semiannually	2,227
				Quarterly
935,600	4,154	—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-	3,757
					BBA — Quarterly
3,851,300	11,019	(31)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-	(12,230)
					BBA — Quarterly
691,700	17,642	(24)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-	17,333
					BBA — Quarterly
13,239,700	17,966 E	(74)	7/5/24	3 month USD-LIBOR-BBA —	0.41% — Semiannually	17,893
				Quarterly
1,186,000	43,918	(825)	12/1/50	3 month USD-LIBOR-BBA —	1.26% — Semiannually	(43,727)
				Quarterly
15,621,600	33,774	(98)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-	(34,684)
					BBA — Quarterly
16,960,600	179,477	(324)	12/2/33	3 month USD-LIBOR-BBA —	1.02% — Semiannually	(169,082)
				Quarterly
54,482,000	60,911 E	(51,518)	3/17/23	3 month USD-LIBOR-BBA —	0.25% — Semiannually	9,393
				Quarterly
55,386,000	25,311 E	(88,902)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-	(63,590)
					BBA — Quarterly
13,605,000	67,739 E	(102,770)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-	(35,031)
					BBA — Quarterly
8,712,000	367,725 E	420,338	3/17/51	3 month USD-LIBOR-BBA —	1.25% — Semiannually	52,613
				Quarterly
3,937,800	1,473	(32)	12/16/25	3 month USD-LIBOR-BBA —	0.428% — Semiannually	1,759
				Quarterly
2,242,500	2,312 E	(32)	6/22/31	3 month USD-LIBOR-BBA —	1.0025% — Semiannually	2,280
				Quarterly
43,003,000	4,300	(162)	1/5/23	0.201% — Semiannually	3 month USD-LIBOR-	(4,462)
					BBA — Quarterly
6,363,000	15,017	(84)	1/5/31	3 month USD-LIBOR-BBA —	0.944% — Semiannually	14,932
				Quarterly
Total		$154,427				$(1,992,126)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$14,146	$13,769	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(166)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
pools — Monthly
23,140	22,689	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(92)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
pools — Monthly

Putnam VT Income Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$330,358	$330,977	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$1,233
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
50,017	50,111	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	187
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
5,451,765	5,451,765	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	12,099
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
581,737	581,098	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	660
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
403,777	404,043	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(1,311)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
6,638,864	6,643,079	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(22,157)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
23,302	22,925	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(61)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
11,334	11,151	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(29)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
9,685	9,511	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	20
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
25,886	25,652	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	102
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
52,442	50,868	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(914)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
5,154	4,999	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(90)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
755,839	755,839	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	1,677
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
431,812	431,812	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	958
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
278,645	274,158	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(722)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
2,112	2,078	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	5
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
79,974	77,168	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(1,549)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
26,426	25,722	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(310)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
17,564	16,947	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(340)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

24 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$41,711	$40,599	$—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	$489
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
49,624	48,735	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	103
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
21,633	21,646	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(72)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
57,704	57,740	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(193)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
160,018	160,120	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(534)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
229,664	229,810	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(766)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
275,597	275,772	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(920)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
425,949	426,219	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,422)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
583,520	583,890	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,947)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
51,811	50,928	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	142
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
24,393	23,999	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	63
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
17,441	16,829	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(338)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,139	1,109	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(13)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
11,306	11,086	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(45)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
70,032	68,778	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	145
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
150,718	149,357	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	596
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
104,988	104,040	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	416
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
63,535	62,961	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	251
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
6,989	6,926	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	28
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
71,769	69,616	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,250)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Income Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$65,485	$63,520	$—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	$(1,141)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
63,454	61,550	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,106)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
50,519	49,003	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(880)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
33,803	32,789	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(589)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
70,032	68,778	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	145
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
181,529	178,605	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	470
				LIBOR — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
8,131	8,000	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	21
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
40,338	39,115	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(633)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		19,810
Upfront premium (paid)		—		Unrealized (depreciation)		(39,590)
Total		$—		Total		$(19,780)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB/P	$3,281	$48,000	$12,816	5/11/63	300 bp —	$(9,507)
						Monthly
CMBX NA BBB–.6 Index	BB/P	6,388	106,000	28,302	5/11/63	300 bp —	(21,852)
						Monthly
CMBX NA BBB–.6 Index	BB/P	13,088	212,000	56,604	5/11/63	300 bp —	(43,393)
						Monthly
CMBX NA BBB–.6 Index	BB/P	12,483	219,000	58,473	5/11/63	300 bp —	(45,862)
						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	2,425	20,000	1,506	5/11/63	200 bp —	927
						Monthly
CMBX NA A.6 Index	A/P	3,435	29,000	2,184	5/11/63	200 bp —	1,262
						Monthly
CMBX NA A.6 Index	A/P	3,462	29,000	2,184	5/11/63	200 bp —	1,289
						Monthly
CMBX NA A.6 Index	A/P	4,568	36,000	2,711	5/11/63	200 bp —	1,871
						Monthly
CMBX NA A.6 Index	A/P	5,386	45,000	3,389	5/11/63	200 bp —	2,015
						Monthly
CMBX NA A.6 Index	A/P	7,403	63,000	4,744	5/11/63	200 bp —	2,683
						Monthly
CMBX NA A.6 Index	A/P	13,159	87,000	6,551	5/11/63	200 bp —	6,641
						Monthly

26 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA A.6 Index	A/P	$12,071	$87,000	$6,551	5/11/63	200 bp —	$5,554
						Monthly
CMBX NA A.6 Index	A/P	10,744	90,000	6,777	5/11/63	200 bp —	4,002
						Monthly
CMBX NA A.6 Index	A/P	11,822	97,000	7,304	5/11/63	200 bp —	4,556
						Monthly
CMBX NA A.6 Index	A/P	23,953	143,000	10,768	5/11/63	200 bp —	13,240
						Monthly
CMBX NA A.6 Index	A/P	25,935	168,000	12,650	5/11/63	200 bp —	13,350
						Monthly
CMBX NA A.6 Index	A/P	20,479	172,000	12,952	5/11/63	200 bp —	7,594
						Monthly
CMBX NA A.6 Index	A/P	23,095	195,000	14,684	5/11/63	200 bp —	8,488
						Monthly
CMBX NA A.6 Index	A/P	39,620	224,000	16,867	5/11/63	200 bp —	22,840
						Monthly
CMBX NA A.6 Index	A/P	79,966	481,000	36,219	5/11/63	200 bp —	43,934
						Monthly
CMBX NA A.6 Index	A/P	82,488	691,000	52,032	5/11/63	200 bp —	30,725
						Monthly
CMBX NA BB.11 Index	BB–/P	87,010	154,000	36,128	11/18/54	500 bp —	51,031
						Monthly
CMBX NA BB.6 Index	B/P	20,083	140,000	59,402	5/11/63	500 bp —	(39,183)
						Monthly
CMBX NA BB.7 Index	B+/P	35,060	687,000	267,243	1/17/47	500 bp —	(231,515)
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	8,682	99,000	6,118	12/16/72	300 bp —	2,622
						Monthly
CMBX NA BBB–.6 Index	BB/P	311,899	4,898,000	1,307,766	5/11/63	300 bp —	(993,009)
						Monthly
Credit Suisse International
CMBX NA A.6 Index	A/P	(4,201)	3,804,000	286,441	5/11/63	200 bp —	(289,163)
						Monthly
CMBX NA A.7 Index	A-/P	275	7,000	587	1/17/47	200 bp —	(309)
						Monthly
CMBX NA BB.7 Index	B+/P	16,586	124,000	48,236	1/17/47	500 bp —	(31,529)
						Monthly
CMBX NA BBB–.6 Index	BB/P	221	2,000	534	5/11/63	300 bp —	(312)
						Monthly
CMBX NA BBB–.6 Index	BB/P	3,315	30,000	8,010	5/11/63	300 bp —	(4,678)
						Monthly
CMBX NA BBB–.6 Index	BB/P	568,849	6,054,000	1,616,418	5/11/63	300 bp —	(1,044,038)
						Monthly
CMBX NA BBB–.7 Index	BB+/P	4,347	55,000	10,934	1/17/47	300 bp —	(6,554)
						Monthly
CMBX NA BBB–.7 Index	BB+/P	18,774	254,000	50,495	1/17/47	300 bp —	(31,573)
						Monthly
Goldman Sachs International
CMBX NA A.6 Index	A/P	1,175	8,000	602	5/11/63	200 bp —	576
						Monthly
CMBX NA A.6 Index	A/P	4,038	34,000	2,560	5/11/63	200 bp —	1,491
						Monthly
CMBX NA A.6 Index	A/P	3,294	59,000	4,443	5/11/63	200 bp —	(1,125)
						Monthly
CMBX NA A.6 Index	A/P	2,956	60,000	4,518	5/11/63	200 bp —	(1,539)
						Monthly
CMBX NA A.6 Index	A/P	3,755	76,000	5,723	5/11/63	200 bp —	(1,939)
						Monthly

Putnam VT Income Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	A/P	$5,821	$115,000	$8,660	5/11/63	200 bp —	$(2,793)
						Monthly
CMBX NA A.6 Index	A/P	14,790	136,000	10,241	5/11/63	200 bp —	4,602
						Monthly
CMBX NA A.6 Index	A/P	9,260	141,000	10,617	5/11/63	200 bp —	(1,302)
						Monthly
CMBX NA A.6 Index	A/P	4,580	146,000	10,994	5/11/63	200 bp —	(6,357)
						Monthly
CMBX NA A.6 Index	A/P	17,438	150,000	11,295	5/11/63	200 bp —	6,201
						Monthly
CMBX NA A.6 Index	A/P	28,855	199,000	14,985	5/11/63	200 bp —	13,948
						Monthly
CMBX NA A.6 Index	A/P	(1,956)	206,000	15,512	5/11/63	200 bp —	(17,388)
						Monthly
CMBX NA A.6 Index	A/P	6,398	210,000	15,813	5/11/63	200 bp —	(9,333)
						Monthly
CMBX NA A.6 Index	A/P	15,762	306,000	23,042	5/11/63	200 bp —	(7,160)
						Monthly
CMBX NA A.6 Index	A/P	12,866	416,000	31,325	5/11/63	200 bp —	(18,297)
						Monthly
CMBX NA A.6 Index	A/P	31,436	621,000	46,761	5/11/63	200 bp —	(15,084)
						Monthly
CMBX NA A.6 Index	A/P	37,833	727,000	54,743	5/11/63	200 bp —	(16,627)
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	1,952	33,000	2,039	12/16/72	300 bp —	(68)
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	15,984	102,000	6,304	12/16/72	300 bp —	9,740
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	21,054	133,000	8,219	12/16/72	300 bp —	12,912
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	24,545	145,000	8,961	12/16/72	300 bp —	15,669
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	24,821	145,000	8,961	12/16/72	300 bp —	15,945
						Monthly
CMBX NA BBB–.6 Index	BB/P	105	1,000	267	5/11/63	300 bp —	(161)
						Monthly
CMBX NA BBB–.6 Index	BB/P	571	9,000	2,403	5/11/63	300 bp —	(1,826)
						Monthly
CMBX NA BBB–.6 Index	BB/P	5,861	53,000	14,151	5/11/63	300 bp —	(8,260)
						Monthly
CMBX NA BBB–.6 Index	BB/P	3,993	55,000	14,685	5/11/63	300 bp —	(10,660)
						Monthly
CMBX NA BBB–.6 Index	BB/P	3,993	55,000	14,685	5/11/63	300 bp —	(10,660)
						Monthly
CMBX NA BBB–.6 Index	BB/P	5,063	60,000	16,020	5/11/63	300 bp —	(10,922)
						Monthly
CMBX NA BBB–.6 Index	BB/P	5,381	68,000	18,156	5/11/63	300 bp —	(12,736)
						Monthly
CMBX NA BBB–.6 Index	BB/P	7,595	90,000	24,030	5/11/63	300 bp —	(16,383)
						Monthly
CMBX NA BBB–.6 Index	BB/P	6,881	101,000	26,967	5/11/63	300 bp —	(20,027)
						Monthly
CMBX NA BBB–.6 Index	BB/P	14,813	104,000	27,768	5/11/63	300 bp —	(12,894)
						Monthly
CMBX NA BBB–.6 Index	BB/P	5,208	105,000	28,035	5/11/63	300 bp —	(22,765)
						Monthly
CMBX NA BBB–.6 Index	BB/P	5,119	105,000	28,035	5/11/63	300 bp —	(22,855)
						Monthly

28 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6 Index	BB/P	$5,379	$106,000	$28,302	5/11/63	300 bp —	$(22,862)
						Monthly
CMBX NA BBB–.6 Index	BB/P	11,693	108,000	28,836	5/11/63	300 bp —	(17,080)
						Monthly
CMBX NA BBB–.6 Index	BB/P	22,647	193,000	51,531	5/11/63	300 bp —	(28,772)
						Monthly
CMBX NA BBB–.6 Index	BB/P	10,113	206,000	55,002	5/11/63	300 bp —	(44,769)
						Monthly
CMBX NA BBB–.6 Index	BB/P	18,393	213,000	56,871	5/11/63	300 bp —	(38,354)
						Monthly
CMBX NA BBB–.6 Index	BB/P	23,812	216,000	57,672	5/11/63	300 bp —	(33,734)
						Monthly
CMBX NA BBB–.6 Index	BB/P	33,182	239,000	63,813	5/11/63	300 bp —	(30,492)
						Monthly
CMBX NA BBB–.6 Index	BB/P	20,522	273,000	72,891	5/11/63	300 bp —	(52,210)
						Monthly
CMBX NA BBB–.6 Index	BB/P	25,932	536,000	143,112	5/11/63	300 bp —	(116,867)
						Monthly
CMBX NA BBB–.7 Index	BB+/P	418	6,000	1,193	1/17/47	300 bp —	(771)
						Monthly
CMBX NA BBB–.7 Index	BB+/P	7,955	101,000	20,079	1/17/47	300 bp —	(12,065)
						Monthly
CMBX NA BBB–.7 Index	BB+/P	11,309	153,000	30,416	1/17/47	300 bp —	(19,018)
						Monthly
CMBX NA BBB–.7 Index	BB+/P	13,902	171,000	33,995	1/17/47	300 bp —	(19,993)
						Monthly
JPMorgan Securities LLC
CMBX NA A.13 Index	A-/P	3,305	41,000	1,242	12/16/72	200 bp —	2,079
						Monthly
CMBX NA A.6 Index	A/P	2,200	20,000	1,506	5/11/63	200 bp —	702
						Monthly
CMBX NA A.6 Index	A/P	17,640	126,000	9,488	5/11/63	200 bp —	8,201
						Monthly
CMBX NA A.6 Index	A/P	876,746	6,743,000	507,748	5/11/63	200 bp —	371,621
						Monthly
CMBX NA BB.10 Index	BB–/P	12,999	162,000	56,230	5/11/63	500 bp —	(43,074)
						Monthly
CMBX NA BB.7 Index	B+/P	120,945	247,000	96,083	1/17/47	500 bp —	25,102
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	8,456	42,000	2,596	12/16/72	300 bp —	5,885
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	13,847	88,000	5,438	12/16/72	300 bp —	8,460
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	39,522	217,000	13,411	12/16/72	300 bp —	26,238
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	48,757	292,000	18,046	12/16/72	300 bp —	30,882
						Monthly
CMBX NA BBB–.6 Index	BB/P	2,619,641	8,194,000	2,187,798	5/11/63	300 bp —	436,623
						Monthly
Merrill Lynch International
CMBX NA A.6 Index	A/P	(782)	47,000	3,539	5/11/63	200 bp —	(4,302)
						Monthly
CMBX NA BB.6 Index	B/P	5,518	27,000	11,456	5/11/63	500 bp —	(5,912)
						Monthly
CMBX NA BBB–.6 Index	BB/P	8,238	108,000	28,836	5/11/63	300 bp —	(20,535)
						Monthly
CMBX NA BBB–.6 Index	BB/P	8,935	139,000	37,113	5/11/63	300 bp —	(28,097)
						Monthly

Putnam VT Income Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BBB–.6 Index	BB/P	$12,757	$141,000	$37,647	5/11/63	300 bp —	$(24,808)
						Monthly
CMBX NA BBB–.6 Index	BB/P	88,844	995,000	265,665	5/11/63	300 bp —	(176,240)
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	2,400	30,000	2,259	5/11/63	200 bp —	153
						Monthly
CMBX NA A.6 Index	A/P	4,900	49,000	3,690	5/11/63	200 bp —	1,229
						Monthly
CMBX NA A.6 Index	A/P	24,844	159,000	11,973	5/11/63	200 bp —	12,933
						Monthly
CMBX NA A.7 Index	A-/P	(13)	13,000	1,089	1/17/47	200 bp —	(1,097)
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	1,778	32,000	1,978	12/16/72	300 bp —	(181)
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	5,604	61,000	3,770	12/16/72	300 bp —	1,869
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	12,390	61,000	3,770	12/16/72	300 bp —	8,656
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	16,050	102,000	6,304	12/16/72	300 bp —	9,806
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	22,236	136,000	8,405	12/16/72	300 bp —	13,911
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	33,883	172,000	10,630	12/16/72	300 bp —	23,354
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	35,721	190,000	11,742	12/16/72	300 bp —	24,090
						Monthly
CMBX NA BBB– .13 Index	BBB–/P	32,598	207,000	12,793	12/16/72	300 bp —	19,926
						Monthly
CMBX NA BBB–.6 Index	BB/P	80,560	1,216,000	324,672	5/11/63	300 bp —	(243,403)
						Monthly
Upfront premium received		6,200,119	Unrealized appreciation				1,337,428
Upfront premium (paid)		(6,952)	Unrealized (depreciation)				(4,026,274)
Total		$6,193,167	Total				$(2,688,846)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$20,000	$1,676	1/17/47	(200 bp) — Monthly	$1,520
CMBX NA BB.10 Index	(7,932)	76,000	26,380	11/17/59	(500 bp) — Monthly	18,374
CMBX NA BB.10 Index	(6,798)	62,000	21,520	11/17/59	(500 bp) — Monthly	14,662
CMBX NA BB.11 Index	(17,980)	249,000	58,415	11/18/54	(500 bp) — Monthly	40,194
CMBX NA BB.11 Index	(29,281)	226,000	53,020	11/18/54	(500 bp) — Monthly	23,519
CMBX NA BB.11 Index	(7,352)	78,000	18,299	11/18/54	(500 bp) — Monthly	10,871
CMBX NA BB.11 Index	(2,819)	41,000	9,619	11/18/54	(500 bp) — Monthly	6,760
CMBX NA BB.11 Index	(918)	18,000	4,223	11/18/54	(500 bp) — Monthly	3,287
CMBX NA BB.11 Index	(934)	18,000	4,223	11/18/54	(500 bp) — Monthly	3,272
CMBX NA BB.12 Index	(10,114)	31,000	6,535	8/17/61	(500 bp) — Monthly	(3,609)
CMBX NA BB.12 Index	(429)	5,000	1,054	8/17/61	(500 bp) — Monthly	620
CMBX NA BB.8 Index	(14,155)	114,000	45,304	10/17/57	(500 bp) — Monthly	31,038

30 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.9 Index	$(44,075)	$427,000	$144,326	9/17/58	(500 bp) — Monthly	$99,836
CMBX NA BB.9 Index	(14,323)	222,000	75,036	9/17/58	(500 bp) — Monthly	60,497
CMBX NA BB.9 Index	(11,291)	175,000	59,150	9/17/58	(500 bp) — Monthly	47,689
CMBX NA BB.9 Index	(2,016)	50,000	16,900	9/17/58	(500 bp) — Monthly	14,836
CMBX NA BB.9 Index	(1,196)	33,000	11,154	9/17/58	(500 bp) — Monthly	9,926
CMBX NA BB.9 Index	(1,217)	31,000	10,478	9/17/58	(500 bp) — Monthly	9,231
CMBX NA BBB– .10 Index	(11,987)	76,000	9,394	11/17/59	(300 bp) — Monthly	(2,638)
CMBX NA BBB– .10 Index	(16,945)	73,000	9,023	11/17/59	(300 bp) — Monthly	(7,965)
CMBX NA BBB– .10 Index	(15,256)	62,000	7,663	11/17/59	(300 bp) — Monthly	(7,629)
CMBX NA BBB– .10 Index	(12,644)	53,000	6,551	11/17/59	(300 bp) — Monthly	(6,125)
CMBX NA BBB– .10 Index	(9,605)	44,000	5,438	11/17/59	(300 bp) — Monthly	(4,192)
CMBX NA BBB– .10 Index	(6,311)	29,000	3,584	11/17/59	(300 bp) — Monthly	(2,744)
CMBX NA BBB– .12 Index	(11,056)	49,000	3,871	8/17/61	(300 bp) — Monthly	(7,214)
CMBX NA BBB– .12 Index	(8,971)	44,000	3,476	8/17/61	(300 bp) — Monthly	(5,521)
CMBX NA BBB– .12 Index	(3,466)	17,000	1,343	8/17/61	(300 bp) — Monthly	(2,133)
CMBX NA BBB–.10 Index	(92,952)	312,000	38,563	11/17/59	(300 bp) — Monthly	(54,571)
CMBX NA BBB–.11 Index	(55,052)	172,000	13,106	11/18/54	(300 bp) — Monthly	(42,046)
CMBX NA BBB–.11 Index	(51,174)	156,000	11,887	11/18/54	(300 bp) — Monthly	(39,377)
CMBX NA BBB–.11 Index	(28,528)	89,000	6,782	11/18/54	(300 bp) — Monthly	(21,798)
CMBX NA BBB–.11 Index	(25,486)	78,000	5,944	11/18/54	(300 bp) — Monthly	(19,588)
CMBX NA BBB–.11 Index	(10,303)	70,000	5,334	11/18/54	(300 bp) — Monthly	(5,010)
CMBX NA BBB–.11 Index	(10,303)	70,000	5,334	11/18/54	(300 bp) — Monthly	(5,010)
CMBX NA BBB–.11 Index	(7,901)	55,000	4,191	11/18/54	(300 bp) — Monthly	(3,742)
CMBX NA BBB–.11 Index	(7,195)	22,000	1,676	11/18/54	(300 bp) — Monthly	(5,531)
CMBX NA BBB–.12 Index	(80,966)	237,000	18,723	8/17/61	(300 bp) — Monthly	(62,381)
CMBX NA BBB–.12 Index	(65,605)	208,000	16,432	8/17/61	(300 bp) — Monthly	(49,294)
CMBX NA BBB–.12 Index	(60,829)	175,000	13,825	8/17/61	(300 bp) — Monthly	(47,106)
CMBX NA BBB–.12 Index	(51,458)	154,000	12,166	8/17/61	(300 bp) — Monthly	(39,382)
CMBX NA BBB–.12 Index	(47,224)	134,000	10,586	8/17/61	(300 bp) — Monthly	(36,716)
CMBX NA BBB–.12 Index	(18,292)	108,000	8,532	8/17/61	(300 bp) — Monthly	(9,823)
CMBX NA BBB–.12 Index	(29,727)	89,000	7,031	8/17/61	(300 bp) — Monthly	(22,748)
CMBX NA BBB–.12 Index	(13,698)	72,000	5,688	8/17/61	(300 bp) — Monthly	(8,052)
CMBX NA BBB–.12 Index	(23,551)	67,000	5,293	8/17/61	(300 bp) — Monthly	(18,297)
CMBX NA BBB–.9 Index	(14,905)	63,000	7,491	9/17/58	(300 bp) — Monthly	(7,451)
Credit Suisse International
CMBX NA BB.10 Index	(20,948)	157,000	54,495	11/17/59	(500 bp) — Monthly	33,395
CMBX NA BB.10 Index	(18,670)	157,000	54,495	11/17/59	(500 bp) — Monthly	35,672
CMBX NA BB.10 Index	(10,317)	83,000	28,809	11/17/59	(500 bp) — Monthly	18,412
CMBX NA BB.7 Index	(76,651)	466,000	181,274	1/17/47	(500 bp) — Monthly	104,170
CMBX NA BB.7 Index	(54,971)	298,000	115,922	1/17/47	(500 bp) — Monthly	60,662
CMBX NA BB.9 Index	(48,820)	487,000	164,606	9/17/58	(500 bp) — Monthly	115,312
Goldman Sachs International
CMBX NA BB.7 Index	(20,581)	136,000	52,904	1/17/47	(500 bp) — Monthly	32,191
CMBX NA BB.12 Index	(16,843)	46,000	9,697	8/17/61	(500 bp) — Monthly	(7,191)
CMBX NA BB.7 Index	(108,429)	534,000	207,726	1/17/47	(500 bp) — Monthly	98,778
CMBX NA BB.7 Index	(26,051)	159,000	61,851	1/17/47	(500 bp) — Monthly	35,645
CMBX NA BB.7 Index	(5,072)	30,000	11,670	1/17/47	(500 bp) — Monthly	6,569
CMBX NA BB.8 Index	(4,192)	37,000	14,704	10/17/57	(500 bp) — Monthly	10,476
CMBX NA BB.9 Index	(9,161)	85,000	28,730	9/17/58	(500 bp) — Monthly	19,487
CMBX NA BB.9 Index	(3,611)	30,000	10,140	9/17/58	(500 bp) — Monthly	6,500
CMBX NA BB.9 Index	(3,570)	30,000	10,140	9/17/58	(500 bp) — Monthly	6,541
CMBX NA BB.9 Index	(893)	23,000	7,774	9/17/58	(500 bp) — Monthly	6,858
CMBX NA BB.9 Index	(2,296)	22,000	7,436	9/17/58	(500 bp) — Monthly	5,119
CMBX NA BB.9 Index	(799)	5,000	1,690	9/17/58	(500 bp) — Monthly	886

Putnam VT Income Fund 31

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB– .10 Index	$(4,522)	$29,000	$3,584	11/17/59	(300 bp) — Monthly	$(955)
CMBX NA BBB– .10 Index	(5,468)	25,000	3,090	11/17/59	(300 bp) — Monthly	(2,393)
CMBX NA BBB– .12 Index	(4,874)	25,000	1,975	8/17/61	(300 bp) — Monthly	(2,913)
CMBX NA BBB–.12 Index	(44,579)	132,000	10,428	8/17/61	(300 bp) — Monthly	(34,228)
CMBX NA BBB–.6 Index	(13,558)	271,000	72,357	5/11/63	(300 bp) — Monthly	58,641
JPMorgan Securities LLC
CMBX NA BB.11 Index	(400,313)	734,000	172,196	11/18/54	(500 bp) — Monthly	(228,831)
CMBX NA BB.11 Index	(85,971)	167,000	70,858	5/11/63	(500 bp) — Monthly	(15,276)
CMBX NA BB.12 Index	(101,605)	185,000	38,998	8/17/61	(500 bp) — Monthly	(62,787)
CMBX NA BB.8 Index	(16,356)	33,000	13,114	10/17/57	(500 bp) — Monthly	(3,274)
CMBX NA BBB– .12 Index	(13,681)	59,000	4,661	8/17/61	(300 bp) — Monthly	(9,055)
CMBX NA BBB– .12 Index	(8,360)	41,000	3,239	8/17/61	(300 bp) — Monthly	(5,144)
CMBX NA BBB–.10 Index	(35,495)	126,000	15,574	11/17/59	(300 bp) — Monthly	(19,995)
CMBX NA BBB–.10 Index	(30,388)	102,000	12,607	11/17/59	(300 bp) — Monthly	(17,841)
CMBX NA BBB–.11 Index	(39,107)	194,000	14,783	11/18/54	(300 bp) — Monthly	(24,438)
CMBX NA BBB–.11 Index	(38,659)	123,000	9,373	11/18/54	(300 bp) — Monthly	(29,358)
CMBX NA BBB–.11 Index	(29,982)	93,000	7,087	11/18/54	(300 bp) — Monthly	(22,949)
CMBX NA BBB–.11 Index	(24,167)	77,000	5,867	11/18/54	(300 bp) — Monthly	(18,345)
CMBX NA BBB–.11 Index	(24,201)	77,000	5,867	11/18/54	(300 bp) — Monthly	(18,379)
CMBX NA BBB–.12 Index	(32,185)	97,000	7,663	8/17/61	(300 bp) — Monthly	(24,578)
CMBX NA BBB–.12 Index	(17,811)	51,000	4,029	8/17/61	(300 bp) — Monthly	(13,812)
CMBX NA BBB–.7 Index	(81,697)	348,000	69,182	1/17/47	(300 bp) — Monthly	(12,718)
Merrill Lynch International
CMBX NA BB.10 Index	(8,592)	151,000	52,412	11/17/59	(500 bp) — Monthly	43,673
CMBX NA BB.11 Index	(150,248)	304,000	71,318	11/18/54	(500 bp) — Monthly	(79,225)
CMBX NA BB.7 Index	(20,471)	118,000	45,902	1/17/47	(500 bp) — Monthly	25,317
CMBX NA BB.9 Index	(15,583)	400,000	135,200	9/17/58	(500 bp) — Monthly	119,228
CMBX NA BBB– .10 Index	(16,900)	78,000	9,641	11/17/59	(300 bp) — Monthly	(7,305)
CMBX NA BBB–.7 Index	(11,964)	146,000	29,025	1/17/47	(300 bp) — Monthly	16,975
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(22,314)	219,000	43,537	1/17/47	(300 bp) — Monthly	21,096
CMBX NA BB.10 Index	(7,971)	76,000	26,380	11/17/59	(500 bp) — Monthly	18,335
CMBX NA BB.11 Index	(16,204)	165,000	38,709	11/18/54	(500 bp) — Monthly	22,344
CMBX NA BB.11 Index	(3,240)	34,000	7,976	11/18/54	(500 bp) — Monthly	4,703
CMBX NA BB.12 Index	(5,505)	77,000	16,232	8/17/61	(500 bp) — Monthly	10,651
CMBX NA BB.12 Index	(36,600)	61,000	12,859	8/17/61	(500 bp) — Monthly	(23,801)
CMBX NA BB.12 Index	(3,359)	46,000	9,697	8/17/61	(500 bp) — Monthly	6,293
CMBX NA BB.12 Index	(2,399)	34,000	7,167	8/17/61	(500 bp) — Monthly	4,736
CMBX NA BB.12 Index	(2,124)	26,000	5,481	9/17/58	(500 bp) — Monthly	3,332
CMBX NA BB.8 Index	(9,888)	20,000	7,948	10/17/57	(500 bp) — Monthly	(1,959)
CMBX NA BB.9 Index	(4,982)	81,000	27,378	9/17/58	(500 bp) — Monthly	22,317
CMBX NA BB.9 Index	(6,418)	73,000	24,674	9/17/58	(500 bp) — Monthly	18,185
CMBX NA BB.9 Index	(7,275)	60,000	20,280	9/17/58	(500 bp) — Monthly	12,947
CMBX NA BB.9 Index	(3,648)	60,000	20,280	9/17/58	(500 bp) — Monthly	16,574
CMBX NA BB.9 Index	(2,554)	34,000	11,492	9/17/58	(500 bp) — Monthly	8,905
CMBX NA BB.9 Index	(3,638)	30,000	10,140	9/17/58	(500 bp) — Monthly	6,473
CMBX NA BB.9 Index	(977)	25,000	8,450	9/17/58	(500 bp) — Monthly	7,448
CMBX NA BB.9 Index	(942)	19,000	6,422	9/17/58	(500 bp) — Monthly	5,462
CMBX NA BB.9 Index	(431)	7,000	2,366	9/17/58	(500 bp) — Monthly	1,928
CMBX NA BB.9 Index	(201)	5,000	1,690	9/17/58	(500 bp) — Monthly	1,484
CMBX NA BBB– .10 Index	(41,688)	171,000	21,136	11/17/59	(300 bp) — Monthly	(20,653)
CMBX NA BBB– .10 Index	(12,016)	69,000	8,528	11/17/59	(300 bp) — Monthly	(3,528)
CMBX NA BBB– .10 Index	(8,987)	38,000	4,697	11/17/59	(300 bp) — Monthly	(4,313)
CMBX NA BBB– .10 Index	(4,584)	21,000	2,596	11/17/59	(300 bp) — Monthly	(2,001)

32 Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB– .10 Index	$(4,362)	$19,000	$2,348	11/17/59	(300 bp) — Monthly	$(2,025)
CMBX NA BBB– .10 Index	(2,602)	12,000	1,483	11/17/59	(300 bp) — Monthly	(1,126)
CMBX NA BBB– .10 Index	(2,379)	11,000	1,360	11/17/59	(300 bp) — Monthly	(1,026)
CMBX NA BBB– .12 Index	(150,673)	647,000	51,113	8/17/61	(300 bp) — Monthly	(99,937)
CMBX NA BBB– .12 Index	(10,906)	48,000	3,792	8/17/61	(300 bp) — Monthly	(7,142)
CMBX NA BBB– .12 Index	(6,678)	32,000	2,528	8/17/61	(300 bp) — Monthly	(4,168)
CMBX NA BBB– .12 Index	(6,678)	32,000	2,528	8/17/61	(300 bp) — Monthly	(4,168)
CMBX NA BBB–.11 Index	(52,812)	165,000	12,573	11/18/54	(300 bp) — Monthly	(40,335)
CMBX NA BBB–.11 Index	(40,329)	126,000	9,601	11/18/54	(300 bp) — Monthly	(30,801)
CMBX NA BBB–.11 Index	(24,032)	77,000	5,867	11/18/54	(300 bp) — Monthly	(18,209)
CMBX NA BBB–.11 Index	(23,104)	73,000	5,563	11/18/54	(300 bp) — Monthly	(17,584)
CMBX NA BBB–.12 Index	(14,953)	45,000	3,555	8/17/61	(300 bp) — Monthly	(11,429)
CMBX NA BBB–.12 Index	(1,854)	9,000	711	8/17/61	(300 bp) — Monthly	(1,148)
Upfront premium received	—		Unrealized appreciation			1,449,852
Upfront premium (paid)	(3,222,287)		Unrealized (depreciation)			(1,504,036)
Total	$(3,222,287)		Total			$(54,184)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$7,286,308	$—
Corporate bonds and notes	—	69,371,157	—
Mortgage-backed securities	—	105,108,218	—
Purchased options outstanding	—	330,591	—
Purchased swap options outstanding	—	15,000,799	—
U.S. government and agency mortgage obligations	—	189,185,797	—
Short-term investments	32,880,024	13,798,878	—
Totals by level	$32,880,024	$400,081,748	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(418,823)	$—	$—
Written options outstanding	—	(146,038)	—
Written swap options outstanding	—	(20,281,566)	—
Forward premium swap option contracts	—	202,522	—
TBA sale commitments	—	(51,037,032)	—
Interest rate swap contracts	—	(2,146,553)	—
Total return swap contracts	—	(19,780)	—
Credit default contracts	—	(5,713,910)	—
Totals by level	$(418,823)	$(79,142,357)	$—

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 33

Statement of assets and liabilities
12/31/20

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $395,391,231)	$401,438,748
Affiliated issuers (identified cost $31,523,024) (Note 5)	31,523,024
Interest and other receivables	2,010,000
Receivable for shares of the fund sold	808,547
Receivable for investments sold	604
Receivable for sales of TBA securities (Note 1)	41,671,866
Receivable for variation margin on futures contracts (Note 1)	84,083
Receivable for variation margin on centrally cleared swap contracts (Note 1)	144,921
Unrealized appreciation on forward premium swap option contracts (Note 1)	3,191,165
Unrealized appreciation on OTC swap contracts (Note 1)	2,807,090
Premium paid on OTC swap contracts (Note 1)	3,229,239
Total assets	486,909,287

Liabilities
Payable to custodian	1,755
Payable for investments purchased	419
Payable for purchases of TBA securities (Note 1)	157,005,069
Payable for shares of the fund repurchased	116,795
Payable for compensation of Manager (Note 2)	78,053
Payable for custodian fees (Note 2)	64,017
Payable for investor servicing fees (Note 2)	28,031
Payable for Trustee compensation and expenses (Note 2)	169,064
Payable for administrative services (Note 2)	2,719
Payable for distribution fees (Note 2)	24,014
Payable for variation margin on futures contracts (Note 1)	17,593
Payable for variation margin on centrally cleared swap contracts (Note 1)	148,703
Unrealized depreciation on OTC swap contracts (Note 1)	5,569,900
Premium received on OTC swap contracts (Note 1)	6,200,119
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,988,643
Written options outstanding, at value (premiums $15,501,301) (Note 1)	20,427,604
TBA sale commitments, at value (proceeds receivable $50,921,406) (Note 1)	51,037,032
Collateral on certain derivative contracts, at value (Notes 1 and 9)	1,357,000
Other accrued expenses	129,398
Total liabilities	245,365,928

Net assets	$241,543,359

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$267,610,293
Total distributable earnings (Note 1)	(26,066,934)
Total — Representing net assets applicable to capital shares outstanding	$241,543,359

Computation of net asset value Class IA
Net assets	$126,630,807
Number of shares outstanding	10,919,968
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.60

Computation of net asset value Class IB
Net assets	$114,912,552
Number of shares outstanding	10,026,354
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.46

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Income Fund

Statement of operations
Year ended 12/31/20

Investment income
Interest (including interest income of $358,324 from investments in affiliated issuers) (Note 5)	$8,650,958
Total investment income	8,650,958

Expenses
Compensation of Manager (Note 2)	974,030
Investor servicing fees (Note 2)	175,828
Custodian fees (Note 2)	71,075
Trustee compensation and expenses (Note 2)	12,010
Distribution fees (Note 2)	302,503
Administrative services (Note 2)	7,094
Auditing and tax fees	101,422
Other	78,761
Total expenses	1,722,723

Expense reduction (Note 2)	(1,342)
Net expenses	1,721,381

Net investment income	6,929,577

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	12,753,250
Futures contracts (Note 1)	4,256,861
Swap contracts (Note 1)	(3,017,424)
Written options (Note 1)	1,980,936
Total net realized gain	15,973,623
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	3,446,241
Futures contracts	244,295
Swap contracts	(7,171,166)
Written options	(5,607,165)
Total change in net unrealized depreciation	(9,087,795)

Net gain on investments	6,885,828

Net increase in net assets resulting from operations	$13,815,405

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 35

Statement of changes in net assets

	Year ended	Year ended
	12/31/20	12/31/19
Increase (decrease) in net assets
Operations:
Net investment income	$6,929,577	$8,806,536
Net realized gain on investments	15,973,623	9,795,762
Change in net unrealized appreciation (depreciation) of investments	(9,087,795)	9,049,663
Net increase in net assets resulting from operations	13,815,405	27,651,961
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(6,544,160)	(4,420,044)
Class IB	(5,787,712)	(3,496,355)
Net realized short-term gain on investments
Class IA	(1,158,159)	(902,283)
Class IB	(1,074,116)	(769,393)
Increase (decrease) from capital share transactions (Note 4)	(7,763,685)	2,813,245
Total increase (decrease) in net assets	(8,512,427)	20,877,131
Net assets:
Beginning of year	250,055,786	229,178,655
End of year	$241,543,359	$250,055,786

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Income Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/20	$11.63	.33	.32	.65	(.58)	(.10)	(.68)	—	$11.60	6.00	$126,631.57		2.88	842
12/31/19	10.81	.42	.87	1.29	(.39)	(.08)	(.47)	—	11.63	12.24	133,986.57		3.71	580
12/31/18	11.13	.46	(.42)	.04	(.36)	—	(.36)	—	10.81	.37	125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	—	(.51)	—[g]	11.13	5.90	135,029.58		4.08	848
12/31/16	11.29	.48	(.24)	.24	(.52)	—	(.52)	—	11.01	2.27	142,226	.58[f]	4.38[f]	974
Class IB
12/31/20	$11.50	.30	.32	.62	(.56)	(.10)	(.66)	—	$11.46	5.72	$114,913.82		2.62	842
12/31/19	10.70	.39	.85	1.24	(.36)	(.08)	(.44)	—	11.50	11.89	116,070.82		3.47	580
12/31/18	11.01	.43	(.41)	.02	(.33)	—	(.33)	—	10.70	.20	103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	—	(.48)	—[g]	11.01	5.59	116,506.83		3.83	848
12/31/16	11.18	.45	(.24)	.21	(.49)	—	(.49)	—	10.90	2.00	105,304	.83[f]	4.12[f]	974

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 37

Notes to financial statements 12/31/20

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through December 31, 2020.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment

38 Putnam VT Income Fund

securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the

Putnam VT Income Fund 39

fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $12,084,592 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $12,268,640 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020) for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$26,969,696	$—	$26,969,696

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, income on swap contracts, interest-only securities and ISDA Fix Anti-Trust settlement. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,228,711 to increase undistributed net investment income and $1,228,711 to increase accumulated net realized loss.

Unrealized appreciation	$20,577,317
Unrealized depreciation	(33,270,314)
Net unrealized depreciation	(12,692,997)
Undistributed ordinary income	3,094,685
Capital loss carryforward	(26,969,696)
Undistributed long-term gain	296,523
Undistributed short-term gain	10,210,061
Cost for federal income tax purposes	$366,093,589

40 Putnam VT Income Fund

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 30.0% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.388% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$91,110
Class IB	84,718
Total	$175,828

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,342 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $169, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$2,539,478,889	$2,474,043,966
U.S. government securities
(Long-term)	—	—
Total	$2,539,478,889	$2,474,043,966

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT Income Fund 41

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/20		Year ended 12/31/19		Year ended 12/31/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,135,413	$13,154,075	1,104,553	$12,372,142	5,327,334	$60,811,765	2,743,741	$30,313,806
Shares issued in connection with
reinvestment of distributions	706,635	7,702,319	494,640	5,322,327	635,943	6,861,828	400,164	4,265,748
	1,842,048	20,856,394	1,599,193	17,694,469	5,963,277	67,673,593	3,143,905	34,579,554
Shares repurchased	(2,445,881)	(27,943,420)	(1,660,843)	(18,601,595)	(6,029,780)	(68,350,252)	(2,767,626)	(30,859,183)
Net increase (decrease)	(603,833)	$(7,087,026)	(61,650)	$(907,126)	(66,503)	$(676,659)	376,279	$3,720,371

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/19	Purchase cost	Sale proceeds	Investment income	12/31/20
Short-term investments
Putnam Short Term Investment Fund*	$60,131,306	$77,857,911	$106,466,193	$358,324	$31,523,024
Total Short-term investments	$60,131,306	$77,857,911	$106,466,193	$358,324	$31,523,024

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$60,700,000
Purchased swap option contracts (contract amount)	$476,600,000
Written TBA commitment option contracts (contract amount)	$61,800,000
Written swap option contracts (contract amount)	$350,500,000
Futures contracts (number of contracts)	900
Centrally cleared interest rate swap contracts (notional)	$509,500,000
OTC total return swap contracts (notional)	$20,600,000
OTC credit default contracts (notional)	$61,400,000

42 Putnam VT Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$3,168,103	Payables	$8,882,013
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	20,395,705*	Unrealized depreciation	27,874,553*
Total		$23,563,808		$36,756,566

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(1,182,242)	$(1,182,242)
Interest rate contracts	10,422,648	4,256,861	(1,835,182)	12,844,327
Total	$10,422,648	$4,256,861	$(3,017,424)	$11,662,085

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(4,393,409)	$(4,393,409)
Interest rate contracts	(261)	244,295	(2,777,757)	(2,533,723)
Total	$(261)	$244,295	$(7,171,166)	$(6,927,132)

Note 8 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) ASU 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

Putnam VT Income Fund 43

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto-Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest rate
swap contracts*#	$—	$—	$144,921	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$144,921
OTC Total return
swap contracts*#	—	14,301	—	2,635	—	597	1,641	145	491	—	—	—	—	—	19,810
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	812,807	598,000	514,510	—	453,198	342,421	447,167	—	—	—	3,168,103
Futures contracts§	—	—	—	—	—	—	—	—	84,083	—	—	—	—	—	84,083
Forward premium swap
option contracts #	453,982	—	—	201,628	—	—	132,785	1,157,857	—	—	146,169	—	575,100	523,644	3,191,165
Purchased swap options**#	5,539,836	—	—	612,006	—	—	21,558	191,689	—	—	8,565,606	70,104	—	—	15,000,799
Purchased options**#	—	—	—	—	—	—	—	330,591	—	—	—	—	—	—	330,591
Total Assets	$5,993,818	$14,301	$144,921	$816,269	$812,807	$598,597	$670,494	$1,680,282	$537,772	$342,421	$9,158,942	$70,104	$575,100	$523,644	$21,939,472
Liabilities:
Centrally cleared interest rate
swap contracts*#	—	—	148,703	—	—	—	—	—	—	—	—	—	—	—	148,703
OTC Total return
swap contracts*#	258	24,562	—	—	—	2,921	11,216	—	633	—	—	—	—	—	39,590
OTC Credit default contracts —
protection sold*#	155,854	—	—	—	1,871,828	2,016,322	1,161,561	—	2,891,339	383,404	401,705	—	—	—	8,882,013
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	17,593	—	—	—	—	—	17,593
Forward premium swap
option contracts#	667,875	—	—	218,501	—	—	124,876	773,189	—	—	272,227	—	694,781	237,194	2,988,643
Written swap options#	6,387,484	—	—	763,437	—	—	2,395,805	3,067,618	—	—	7,314,250	109,418	243,554	—	20,281,566
Written options#	—	—	—	—	—	—	—	146,038	—	—	—	—	—	—	146,038
Total Liabilities	$7,211,471	$24,562	$148,703	$981,938	$1,871,828	$2,019,243	$3,693,458	$3,986,845	$2,909,565	$383,404	$7,988,182	$109,418	$938,335	$237,194	$32,504,146
Total Financial and Derivative
Net Assets	$(1,217,653)	$(10,261)	$(3,782)	$(165,669)	$(1,059,021)	$(1,420,646)	$(3,022,964)	$(2,306,563)	$(2,371,793)	$(40,983)	$1,170,760	$(39,314)	$(363,235)	$286,450	$(10,564,674)
Total collateral
received (pledged)†##	$(1,158,955)	$—	$—	$(165,669)	$(1,001,832)	$(1,420,646)	$(3,022,964)	$(2,306,563)	$(2,371,793)	$—	$1,067,000	$—	$(363,235)	$286,450
Net amount	$(58,698)	$(10,261)	$(3,782)	$—	$(57,189)	$—	$—	$—	$—	$(40,983)	$103,760	$(39,314)	$—	$—
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,067,000	$—	$—	$290,000	$1,357,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(1,158,955)	$—	$—	$(180,965)	$(1,001,832)	$(1,481,825)	$(3,069,717)	$(2,454,550)	$(2,546,847)	$—	$—	$—	$(373,949)	$—	$(12,268,640)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $850,912 and $543,948, respectively.

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $326,175 as a capital gain dividend with respect to the taxable year ended December 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

44 Putnam VT Income Fund	Putnam VT Income Fund 45

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World*.	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of Ascent Resources, LLC, a private exploration and production company established to acquire, explore for, develop, and produce natural gas, oil, and natural gas liquids reserves in the Appalachian Basin; Director of Texas American Resources Company II, a private, independent oil and gas exploration and production company; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

46 Putnam VT Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2020, there were 97 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President and Chief Legal Officer	Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk, and
Since 2011	Since 2010	Assistant Treasurer
General Counsel, Putnam Investments, Putnam		Since 2004
Management, and Putnam Retail Management	Jonathan S. Horwitz (Born 1955)
	Executive Vice President, Principal Executive	Janet C. Smith (Born 1965)
James F. Clark (Born 1974)	Officer, and Compliance Liaison	Vice President, Principal Financial
Vice President and Chief Compliance Officer	Since 2004	Officer, Principal Accounting Officer, and
Since 2016		Assistant Treasurer
Chief Compliance Officer and Chief Risk Officer,	Richard T. Kircher (Born 1962)	Since 2007
Putnam Investments and Chief Compliance	Vice President and BSA Compliance Officer	Head of Fund Administration Services, Putnam
Officer, Putnam Management	Since 2019	Investments and Putnam Management
Assistant Director, Operational Compliance,
Nancy E. Florek (Born 1957)	Putnam Investments and Putnam	Mark C. Trenchard (Born 1962)
Vice President, Director of Proxy Voting and	Retail Management	Vice President
Corporate Governance, Assistant Clerk, and		Since 2002
Assistant Treasurer	Susan G. Malloy (Born 1957)	Director of Operational Compliance, Putnam
Since 2000	Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Income Fund 47

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48 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 49

This report has been prepared for the shareholders
of Putnam VT Income Fund.	VTAN035 324351 2/21

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2020	$94,420	$ —	$7,073	$ —
December 31, 2019	$104,559	$ —	$7,497	$ —

For the fiscal years ended December 31, 2020 and December 31, 2019, the fund's independent auditor billed aggregate non-audit fees in the amounts of $620,767 and $165,172 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2020	$ —	$613,694	$ —	$ —
December 31, 2019	$ —	$157,575	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 26, 2021